UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Courtney R. Taylor
Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund
Capital Core Bond Fund
Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

Semi-annual report for the period November 1, 2011 through April 30, 2012 (unaudited)

Capital Private Client Services Funds
Investment Adviser’s Report
April 30, 2012 (unaudited)

Dear Shareholder:

I am pleased to present the semi-annual report for the Capital Private Client Services Funds for the six month period ending April 30, 2012.

We recently celebrated the one-year anniversary of our three equity funds: Capital U.S. Equity, Capital Non-U.S. Equity and Capital Global Equity. Meanwhile, our five bond funds—Capital Core Municipal, Capital Short-Term Municipal, Capital California Core Municipal, Capital California Short-Term Municipal and Capital Core Bond—just passed the two year mark.

A slightly more upbeat economic outlook encouraged investors to take on additional risk during the period, dampening demand for safe-haven securities. Investors spent much of 2011 worrying about the disintegration of Europe, only to witness Greece undertake the largest sovereign debt restructuring effort in history during the first quarter of 2012. The process was orderly and established a framework for how European leaders might handle similar cases should they arise in the future.

This event restored confidence in the European Union’s ability to work through the complicated issues at the heart of its current troubles. The most significant development was the European Central Bank’s Long Term Refinancing Operation (LTRO), which infused the European banking system with liquidity and dissolved fears of a devastating—and potentially far-reaching—credit crisis.

The portfolio managers working on your funds are fully aware of the remaining risks that Europe faces and many continue to exercise caution in this region. Chief among their concerns is the fact that Greece and other peripheral Eurozone countries will require additional funding if government-imposed austerity measures fail. Moreover, Europe is still likely several years away from a robust recovery. However, with risks of a financial meltdown mitigated by the European Central Bank’s liquidity, firm analysts do not expect that the slowdown in Europe will have a major global impact.

In the U.S., data continues to indicate that the economy is more resilient than many had expected. Corporate profits have nearly doubled since the period of maximum stress endured during the financial crisis, and corporate balance sheets are brimming with cash. As the global recovery takes hold, this ample liquidity should support increased hiring, spending on capital equipment and other expansionary measures, such as mergers and acquisitions. These actions, in turn, could fuel further economic growth.

Although signs seem to indicate that the U.S. recovery will be sustainable, lingering global and economic uncertainties are likely to dampen the pace of expansion. Following a financial crisis, it is not uncommon to see slower growth as households, businesses and governments rebuild weak balance sheets by curtailing spending and repaying debt. Corporations and, to a lesser extent, consumers have made significant progress in reducing their leverage and are once again able to spend and invest, thus enabling them to potentially contribute to an acceleration in the economic expansion. However, the U.S. government’s aggressive rescue efforts during the crisis resulted in a bloated balance sheet that may continue to curtail growth for years to come as politicians grapple with how to rationalize both spending and taxes without unnecessarily stifling growth. The strength and sustainability of economic expansion will depend on how quickly these issues are resolved and on how consumers and businesses react to other structural challenges, such as the slowdown in China, the European debt situation, and the escalation in gasoline prices.

Although a recession in Europe poses minimal direct risk to the U.S., as European exports represent such a small segment of the American economy, an unexpected worsening of Europe’s situation could trigger heightened volatility and prompt a return to defensive trading patterns. Oil prices are another factor to watch, as higher gasoline prices dampen consumer purchasing power.

The threat that U.S. fiscal policy poses to growth this year diminished after lawmakers extended the payroll tax cut and emergency unemployment insurance programs through the end of December. But these actions merely add to the list of potential impediments to economic growth in 2013. Furthermore, because 2012 is a presidential election year, a high level of uncertainty about how fiscal restraints might affect the U.S. economy will likely prevail until after Americans cast their votes in November.
You will find a more detailed discussion about the results for each fund during the six month period ending April 30, 2012, below. I am also pleased to report that you will soon have online access to your account information, as we continue to enhance the offerings for these funds. Look for additional details on this new service in the coming weeks.

EQUITY DISCUSSION

Stocks around the world rose as an improved global economic outlook encouraged investors to increase their net exposure to riskier assets. Progress toward resolving the European sovereign debt crisis and continued signs that the recovery is taking hold in the U.S. spurred a widespread rally. The euro strengthened, more conservative assets lost some of their appeal and economically sensitive equity sectors outperformed defensive areas.

During the period, the Capital U.S. Equity Fund rose 9.43%, lagging the 12.77% return of the Standard & Poor’s 500 Index. This shortfall was largely due to the portfolio’s comparatively lower weighting in Apple, a major contributor to the benchmark’s return. The Capital Non-U.S. Equity did much better than its benchmark, advancing 6.03% compared to 2.44% for the MSCI EAFE Index. The Capital Global Equity Fund was up 7.33%, slightly below the 7.54% rise for the MSCI World Index.

Diminished concerns about collateral risk to Europe’s banking system gave a significant boost to financial stocks. Technology holdings were also generally strong. Conversely, concerns that economic tightening efforts in China would negatively affect demand for commodities pressured materials companies, including Barrick Gold, a company held in all three funds.

Several new holdings were initiated during the period. Capital U.S. Equity and Capital Global Equity added Jabil Circuit, a contract manufacturer that provides electronic production, design and product management services to a variety of industries. Ensco, which offers exposure to the oil services industry, is another new addition to both funds. The company’s offshore contract drilling services should benefit from an increasing reliance on hard-to-reach hydrocarbon reserves. Capital Non-U.S. Equity Fund managers initiated an investment in Svenska Handelsbanken during the period. This Swedish bank, which offers a wide range of banking services, is known for providing a superior customer experience and emerged from the global financial crisis largely unscathed.

FIXED-INCOME DISCUSSION

Investors viewed the economic environment with more optimism over the six month period ending April 30, 2012, coaxing some money out of fixed-income securities and into riskier assets. The shift occurred amid easing concerns surrounding the European sovereign debt crisis and a continued strengthening of the U.S. economic recovery.

U.S. Treasury yields have inched higher, while the rate on 10-year bonds moved up to just above 2%. In our view, this level is more in line with the average 2.5% GDP growth that we have seen in the U.S. since the recession ended in 2009. Higher Treasury yields also indicate that the market is stabilizing after the fear-driven trading of prior quarters prompted a flood of investors to seek shelter in low-yielding government debt.

The Capital Core Bond Fund did well during the period, rising 2%. Your portfolio managers remain focused on holding corporate bonds and mortgage-backed securities that are exposed to positive cyclical forces.

Signs of pressure in the municipal market intensified as Stockton, California, became the most visible example of the financial difficulties many local governments face. Across the country, certain cities with budgets strained by lower tax revenues and rising pension costs are considering options for some kind of strategic default. The Funds did not hold these troubled municipal issues.

Capital Core Municipal, Capital Short-Term Municipal, Capital California Core Municipal and Capital California Short-Term Municipal funds all rose during the period, up 3.43%, 1.73%, 3.89% and 2.1%, respectively.

More recently, fund managers have used the firm’s extensive credit research capabilities in an effort to capitalize on the general uncertainty that prevails in municipal markets. There is a vast disparity between the credit risk associated with cities that are economically struggling and those where property has largely retained its value and revenues remain relatively solid.

The funds’ portfolio management team has selectively added more to local general obligation and school district bonds during the period, which (depending on state laws) can carry ad valorem tax pledges authorized by voters or local governments to provide specific revenue streams dedicated to repay bondholders. These bonds are supported by reliable sources of income that are not dependent on the overall health of the municipality.

The recent financial crisis created a very challenging environment for local governments. Municipal bond analysts and portfolio managers conduct extremely thorough research seeking to identify attractive investment opportunities in this sector. They carefully study the fundamentals of each municipality and gauge the credit risks associated with each underlying investment.

Yield curve management is another way that the funds’ managers seek to unlock additional value for shareholders. They are mindful of the effect that a rise in interest rates would have on returns. However, guidance provided by the Federal Reserve in January suggested that target short-term rates would likely remain at extremely low levels until late 2014. Because rates are not expected to rise significantly any time soon, managers are focused on finding the best positions on the yield curve to increase returns without increasing overall volatility, always remaining nimble enough to adjust to new opportunities and risks as appropriate.

As always, we appreciate the trust and confidence you have placed in Capital Private Client Services Funds. We look forward to reporting to you again in six months.

Sincerely yours,

/s/ John B. Emerson

John B. Emerson
President

/s/ Shelby Notkin

Shelby Notkin
Equity Portfolio Manager

/s/ John R. Queen

John R. Queen
Fixed-Income Portfolio Manager

Capital Core Municipal Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $260,312)		$272,472
	Short-term investments, at value (cost: $14,845)		14,845
	Cash		291
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	100
	Interest	3,503
	Reimbursement from investment adviser	4
	Prepaid expenses	4
			3,611
	Total assets		291,219

Liabilities:
	Payables for:
	Purchases of investments	–
	Repurchases of fund's shares	53
	Investment advisory services	83
	Other accrued expenses	41
	Total liabilities		177
Net assets at April 30, 2012:			$291,042

Net assets consist of:
	Capital paid in on shares of beneficial interest		$279,447
	Distributions in excess of net investment income		(–)	1
	Accumulated net realized loss		(565)
	Net unrealized appreciation		12,160
Net assets at April 30, 2012			$291,042

Shares outstanding:			27,616

Net asset value per share:			$10.54

1	Amount rounds to less than $1,000.

Capital Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $117,062)		$120,194
	Short-term investments, at value (cost: $7,675)		7,675
	Cash		78
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	54
	Interest	1,518
	Reimbursement from investment adviser	7
	Prepaid expenses	3
			1,582
	Total assets		129,529

Liabilities:
	Payables for:
	Purchases of investments	688
	Repurchases of fund's shares	1,475
	Investment advisory services	39
	Other accrued expenses	34
	Total liabilities		2,236
Net assets at April 30, 2012:			$127,293

Net assets consist of:
	Capital paid in on shares of beneficial interest		$123,847
	Distributions in excess of net investment income		(–)	1
	Accumulated net realized gain		314
	Net unrealized appreciation		3,132
Net assets at April 30, 2012			$127,293

Shares outstanding:			12,358

Net asset value per share:			$10.30

1	Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $165,355)		$172,199
Short-term investments, at value (cost: $15,195)		15,195
Cash		803
Receivables for:
Sales of investments	–
Sales of fund's shares	1,000
Interest	2,045
Reimbursement from investment adviser	3
Prepaid expenses	1
		3,049
Total assets		191,246

Liabilities:
Payables for:
Purchases of investments	2,770
Repurchases of fund's shares	48
Investment advisory services	53
Other accrued expenses	36
Total liabilities		2,907
Net assets at April 30, 2012:		$188,339

Net assets consist of:
Capital paid in on shares of beneficial interest		$180,751
Distributions in excess of net investment income		(1)
Accumulated net realized gain		745
Net unrealized appreciation		6,844
Net assets at April 30, 2012		$188,339

Shares outstanding:		17,870

Net asset value per share:		$10.54

Capital California Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $76,822)		$78,375
	Short-term investments, at value (cost: $26,488)		26,488
	Cash		81
	Receivables for:
	Sales of investments	1,461
	Sales of fund's shares	1,000
	Interest	864
	Reimbursement from investment adviser	4
	Prepaid expenses	1
			3,330
	Total assets		108,274

Liabilities:
	Payables for:
	Purchases of investments	3,126
	Repurchases of fund's shares	–
	Investment advisory services	30
	Other accrued expenses	31
	Total liabilities		3,187
Net assets at April 30, 2012:			$105,087

Net assets consist of:
	Capital paid in on shares of beneficial interest		$103,491
	Distributions in excess of net investment income		(–)	1
	Accumulated net realized gain		43
	Net unrealized appreciation		1,553
Net assets at April 30, 2012			$105,087

Shares outstanding:			10,226

Net asset value per share:			$10.28

1	Amount rounds to less than $1,000.

Capital Core Bond Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $273,519)		$283,350
Short-term investments, at value (cost: $26,099)		26,099
Cash		64
Receivables for:
Sales of investments	12,697
Sales of fund's shares	–
Interest	1,714
Reimbursement from investment adviser	5
Prepaid expenses	4
		14,420
Total assets		323,933

Liabilities:
Payables for:
Purchases of investments	28,520
Repurchases of fund's shares	49
Investment advisory services	83
Other accrued expenses	40
Total liabilities		28,692
Net assets at April 30, 2012:		$295,241

Net assets consist of:
Capital paid in on shares of beneficial interest		$283,945
Distributions in excess of net investment income		(140)
Accumulated net realized gain		1,605
Net unrealized appreciation		9,831
Net assets at April 30, 2012		$295,241

Shares outstanding:		28,123

Net asset value per share:		$10.50

Capital Global Equity Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $166,306)		$175,988
Short-term investments, at value (cost: $15,198)		15,197
Cash		52
Foreign currency, at value (cost: $49)		49
Receivables for:
Sales of investments	18
Sales of fund's shares	13
Dividends	342
Reimbursement from investment adviser	1
		374
Total assets		191,660

Liabilities:
Payables for:
Purchases of investments	3,078
Repurchases of fund's shares	27
Unified fees	123
Other accrued expenses	1
Total liabilities		3,229
Net assets at April 30, 2012:		$188,431

Net assets consist of:
Capital paid in on shares of beneficial interest		$183,539
Accumulated undistributed net investment income		708
Accumulated net realized loss		(5,504)
Net unrealized appreciation		9,688
Net assets at April 30, 2012		$188,431

Shares outstanding:		19,218

Net asset value per share:		$9.81

Capital Non-U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $67,225)		$68,302
Short-term investments, at value (cost: $4,900)		4,900
Cash		79
Foreign currency, at value (cost: $43)		43
Receivables for:
Sales of investments	7
Sales of fund's shares	60
Dividends	308
Reimbursement from investment adviser	1
		376
Total assets		73,700

Liabilities:
Payables for:
Purchases of investments	61
Repurchases of fund's shares	2
Unified fees	50
Other accrued expenses	1
Total liabilities		114
Net assets at April 30, 2012:		$73,586

Net assets consist of:
Capital paid in on shares of beneficial interest		$75,072
Accumulated undistributed net investment income		535
Accumulated net realized loss		(3,102)
Net unrealized appreciation		1,081
Net assets at April 30, 2012		$73,586

Shares outstanding:		7,686

Net asset value per share:		$9.57

Capital U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2012 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $72,731)		$82,644
Short-term investments, at value (cost: $3,399)		3,399
Cash		917
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Dividends	80
Reimbursement from investment adviser	1
		81
Total assets		87,041

Liabilities:
Payables for:
Purchases of investments	164
Repurchases of fund's shares	21
Unified fees	45
Other accrued expenses	1
Total liabilities		231
Net assets at April 30, 2012:		$86,810

Net assets consist of:
Capital paid in on shares of beneficial interest		$77,909
Accumulated undistributed net investment income		63
Accumulated net realized loss		(1,075)
Net unrealized appreciation		9,913
Net assets at April 30, 2012		$86,810

Shares outstanding:		5,922

Net asset value per share:		$14.66

Capital Core Municipal Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$3,262

Fees and expenses:
Investment advisory services	481
Administrative and accounting services	41
Registration fees	18
Audit and tax fees	20
Transfer agent services	8
Trustees' compensation	6
Other	5
Total fees and expenses		579
Reimbursement of fees		(29)
Net fees and expenses		550
Net investment income		2,712

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		50
Net unrealized appreciation on investments		6,436
Net realized gain and unrealized appreciation on investments		6,486
Net increase in net assets resulting from operations		$9,198

Capital Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$1,221

Fees and expenses:
Investment advisory services	255
Administrative and accounting services	22
Registration fees	18
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	6
Other	3
Total fees and expenses		331
Reimbursement of fees		(39)
Net fees and expenses		292
Net investment income		929

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		328
Net unrealized appreciation on investments		1,273
Net realized gain and unrealized appreciation on investments		1,601
Net increase in net assets resulting from operations		$2,530

Capital California Core Municipal Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$2,148

Fees and expenses:
Investment advisory services	305
Administrative and accounting services	26
Registration fees	3
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	6
Other	4
Total fees and expenses		371
Reimbursement of fees		(22)
Net fees and expenses		349
Net investment income		1,799

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		745
Net unrealized appreciation on investments		3,904
Net realized gain and unrealized appreciation on investments		4,649
Net increase in net assets resulting from operations		$6,448

Capital California Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$575

Fees and expenses:
Investment advisory services	149
Administrative and accounting services	13
Registration fees	3
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	6
Other	3
Total fees and expenses		201
Reimbursement of fees		(30)
Net fees and expenses		171
Net investment income		404

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		43
Net unrealized appreciation on investments		1,036
Net realized gain and unrealized appreciation on investments		1,079
Net increase in net assets resulting from operations		$1,483

Capital Core Bond Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$3,033

Fees and expenses:
Investment advisory services	501
Administrative and accounting services	43
Registration fees	18
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	6
Other	5
Total fees and expenses		600
Reimbursement of fees		(27)
Net fees and expenses		573
Net investment income		2,460

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		1,617
Net unrealized appreciation on investments		1,626
Net realized gain and unrealized appreciation on investments		3,243
Net increase in net assets resulting from operations		$5,703

Capital Global Equity Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $100)	$1,483
	Interest	5		1,488

	Fees and expenses:
	Unified fees	625
	Trustees' compensation	6
	Legal fees	2
	Other	–	1
	Total fees and expenses			633
	Reimbursement of fees			(8)
	Net fees and expenses			625
	Net investment income			863

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(2,367)
	Net realized loss on currency			(22)
	Net unrealized appreciation on investments			12,293
	Net unrealized appreciation on currency translations			7
	Net realized loss and unrealized appreciation on investments and currency			9,911
Net increase in net assets resulting from operations				$10,774

1	Amount rounds to less than $1,000.

Capital Non-U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $91)	$829
	Interest	2		831

	Fees and expenses:
	Unified fees	240
	Trustees' compensation	6
	Legal fees	2
	Other	–	1
	Total fees and expenses			248
	Reimbursement of fees			(8)
	Net fees and expenses			240
	Net investment income			591

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(1,274)
	Net realized loss on currency			(21)
	Net unrealized appreciation on investments			4,041
	Net unrealized appreciation on currency translations			6
	Net realized loss and unrealized appreciation on investments and currency			2,752
Net increase in net assets resulting from operations				$3,343

1	Amount rounds to less than $1,000.

Capital U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2012 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $12)	$696
	Interest	2		698

	Fees and expenses:
	Unified fees	242
	Trustees' compensation	6
	Legal fees	2
	Other	–	1
	Total fees and expenses			250
	Reimbursement of fees			(8)
	Net fees and expenses			242
	Net investment income			456

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
	Net realized loss on investments			(945)
	Net unrealized appreciation on investments			6,988
	Net realized loss and unrealized appreciation on investments			6,043
Net increase in net assets resulting from operations				$6,499

1	Amount rounds to less than $1,000.

Capital Core Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/121	For the year ended 10/31/11

Operations:
	Net investment income	$2,712	$5,210
	Net realized gain (loss) on investments	50	(615)
	Net unrealized appreciation on investments	6,436	557
	Net increase in net assets resulting from operations	9,198	5,152

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,713)	(5,209)
	Distributions from capital gain	–	(576)
	Total dividends and distributions	(2,713)	(5,785)

Net capital share transactions		35,011	(18,523)

Total increase (decrease) in net assets		41,496	(19,156)

Net assets:
	Beginning of period	249,546	268,702
	End of period (including distributions in excess of and undistributed net investment income: $(-)2 and $1, respectively.)	$291,042	$249,546

1	Unaudited.
2	Amount rounds to less than $1,000.

Capital Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/121	For the year ended 10/31/11

Operations:
	Net investment income	$929	$1,312
	Net realized gain (loss) on investments	328	(13)
	Net unrealized appreciation on investments	1,273	778
	Net increase in net assets resulting from operations	2,530	2,077

Dividends and distributions to shareholders:
	Dividends from net investment income	(929)	(1,315)
	Distributions from capital gain	–	(100)
	Total dividends and distributions	(929)	(1,415)

Net capital share transactions		(12,272)	47,805

Total increase (decrease) in net assets		(10,671)	48,467

Net assets:
	Beginning of period	137,964	89,497
	End of period (including distributions in excess of and undistributed net investment income: $(-)2 and $-2, respectively.)	$127,293	$137,964

1	Unaudited.
2	Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/121	For the year ended 10/31/11

Operations:
Net investment income	$1,799	$2,971
Net realized gain on investments	745	33
Net unrealized appreciation on investments	3,904	424
Net increase in net assets resulting from operations	6,448	3,428

Dividends and distributions to shareholders:
Dividends from net investment income	(1,801)	(2,970)
Distributions from capital gain	(32)	(1)
Total dividends and distributions	(1,833)	(2,971)

Net capital share transactions	25,929	(11,204)

Total increase (decrease) in net assets	30,544	(10,747)

Net assets:
Beginning of period	157,795	168,542
End of period (including distributions in excess of and undistributed net investment income: $(1) and $1, respectively.)	$188,339	$157,795

1	Unaudited.

Capital California Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/121	For the year ended 10/31/11

Operations:
	Net investment income	$404	$510
	Net realized gain on investments	43	38
	Net unrealized appreciation on investments	1,036	84
	Net increase in net assets resulting from operations	1,483	632

Dividends and distributions to shareholders:
	Dividends from net investment income	(404)	(510)
	Distributions from capital gain	(29)	–
	Total dividends and distributions	(433)	(510)

Net capital share transactions		27,510	25,740

Total increase in net assets		28,560	25,862

Net assets:
	Beginning of period	76,527	50,665
	End of period (including distributions in excess of and undistributed net investment income: $(-)2 and $-, respectively.)	$105,087	$76,527

1	Unaudited.
2	Amount rounds to less than $1,000.

Capital Core Bond Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/121	For the year ended 10/31/11

Operations:
Net investment income	$2,460	$4,659
Net realized gain on investments	1,617	741
Net unrealized appreciation on investments	1,626	2,314
Net increase in net assets resulting from operations	5,703	7,714

Dividends and distributions to shareholders:
Dividends from net investment income	(2,600)	(5,055)
Distributions from capital gain	(357)	(2,947)
Total dividends and distributions	(2,957)	(8,002)

Net capital share transactions	12,456	50,142

Total increase in net assets	15,202	49,854

Net assets:
Beginning of period	280,039	230,185
End of period (including distributions in excess of and undistributed net investment income: $(140) and $-, respectively.)	$295,241	$280,039

1	Unaudited.

Capital Global Equity Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/121	For the year ended 10/31/112

Operations:
	Net investment income	$863	$422
	Net realized loss on investments and currency	(2,389)	(3,141)
	Net unrealized appreciation (depreciation) on investments and currency	12,300	(2,612)
	Net increase (decrease) in net assets resulting from operations	10,774	(5,331)

Dividends and distributions to shareholders:
	Dividends from net investment income	(551)	–
	Distributions from capital gain	–	–
	Total dividends and distributions	(551)	–

Net capital share transactions		52,737	130,802

Total increase in net assets		62,960	125,471

Net assets:
	Beginning of period	125,471	–
	End of period (including undistributed net investment income: $708 and $396, respectively.)	$188,431	$125,471

1	Unaudited.
2	The Fund commenced operations on April 1, 2011.

Capital Non-U.S. Equity Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/121	For the year ended 10/31/112

Operations:
	Net investment income	$591	$302
	Net realized loss on investments and currency	(1,295)	(1,875)
	Net unrealized appreciation (depreciation) on investments and currency	4,047	(2,966)
	Net increase (decrease) in net assets resulting from operations	3,343	(4,539)

Dividends and distributions to shareholders:
	Dividends from net investment income	(290)	–
	Distributions from capital gain	–	–
	Total dividends and distributions	(290)	–

Net capital share transactions		20,518	54,554

Total increase in net assets		23,571	50,015

Net assets:
	Beginning of period	50,015	–
	End of period (including undistributed net investment income: $535 and $234, respectively.)	$73,586	$50,015

1	Unaudited.
2	The Fund commenced operations on April 1, 2011.
Capital U.S. Equity Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/121	For the year ended 10/31/112

Operations:
	Net investment income	$456	$522
	Net realized gain (loss) on investments and currency	(945)	9,587
	Net unrealized appreciation (depreciation) on investments	6,988	(15,313)
	Net increase (decrease) in net assets resulting from operations	6,499	(5,204)

Dividends and distributions to shareholders:
	Dividends from net investment income	(432)	(485)
	Distributions from capital gain	(3,822)	–
	Total dividends and distributions	(4,254)	(485)

Net capital share transactions		10,436	(5,991)

Total increase (decrease) in net assets		12,681	(11,680)

Net assets:
	Beginning of period	74,129	85,809
	End of period (including undistributed net investment income: $63 and $39, respectively.)	$86,810	$74,129

1	Unaudited.
2
Endowments - Growth and Income Portfolio (the "Predecessor Fund") was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.

Capital Core Municipal Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.62%
Alabama - 2.85%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$1,230	$1,474	0.51%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,131	0.39
5.00%, 05/01/17	1,000	1,191	0.41
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,102	0.72
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,218	0.76
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	172	0.06

		8,288	2.85

Alaska - 0.03%
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	101	0.03

		101	0.03

Arizona - 3.25%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 1.10%, 02/01/421	140	132	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	216	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,159	0.40
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12 @ 100), 5.00%, 07/01/251	100	101	0.04
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,142	0.39
5.00%, 07/01/20	2,800	3,327	1.14
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	153	0.05
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,230	1.11

		9,460	3.25

California - 8.10%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,520	0.52
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,069	0.37
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	114	0.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	143	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	891	0.31
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	1,250	1,250	0.43
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	1,700	1,700	0.58
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,392	0.82
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,224	0.42
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,207	0.76
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	115	0.04
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,040	0.36
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.60%, 06/01/251	1,000	1,000	0.34
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	101	0.03
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	734	0.25
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	110	0.04
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.944%, 07/01/191	100	81	0.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,145	0.74
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	101	0.03
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	643	0.22
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	1,390	1,475	0.51
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	202	0.07
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	662	0.23
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,799	0.62
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	112	0.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	122	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	320	387	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	230	0.08

		23,574	8.10

Colorado - 1.50%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	226	0.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	345	0.12
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	160	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	137	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,319	0.80
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,164	0.40

		4,351	1.50

District of Columbia - 2.39%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.85%, 12/01/151	1,250	1,250	0.43
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.73%, 10/01/441	2,475	2,475	0.85
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,787	0.96
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	204	0.07
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	224	0.08

		6,940	2.39

Florida - 12.69%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/13	850	892	0.31
5.00%, 06/01/16	635	710	0.24
5.25%, 06/01/17	3,100	3,539	1.22
6.00%, 06/01/16	300	347	0.12
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,173	0.40
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	121	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	113	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,172	0.40
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,382	0.47
5.00%, 11/15/17	2,000	2,355	0.81
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	104	0.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,275	0.44
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	314	0.11
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	117	0.04
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	940	1,016	0.35
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,320	1,427	0.49
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	650	710	0.24
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	163	0.06
5.00%, 07/01/15	1,400	1,562	0.54
5.00%, 07/01/16	2,100	2,380	0.82
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	714	0.25
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	597	0.20
5.00%, 07/01/16	2,000	2,340	0.80
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,732	0.59
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,009	0.35
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,097	0.38
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	104	0.04
5.00%, 01/15/20	300	364	0.13
5.00%, 01/15/23	300	352	0.12
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	211	0.07
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	216	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	212	0.07
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,503	0.52
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	448	0.15
3.00%, 07/01/16	2,050	2,170	0.75
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	107	0.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	102	0.03
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	102	0.03
5.00%, 10/01/17	1,000	1,201	0.41
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	465	0.16
Saint Johns County School Board, School Imps. Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	201	0.07
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	299	0.10
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	525	0.18

		36,943	12.69

Georgia - 3.59%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/381	1,100	1,114	0.38
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	359	0.12
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,459	0.50
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,220	0.76
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	226	0.08
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 06/01/12	600	602	0.21
5.00%, 03/01/16	1,100	1,282	0.44
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	100	0.03
5.00%, 06/01/18	400	486	0.17
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	115	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,209	0.42
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	600	0.21
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	105	0.04
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	563	0.19

		10,440	3.59

Hawaii - 1.07%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	749	0.26
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,562	0.53
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	812	0.28

		3,123	1.07

Illinois - 6.73%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	110	0.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,870	0.64
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,184	0.41
County of Cook, G.O. Prop. Tax Ref. Bonds, Series A, 5.25%, 11/15/22	2,000	2,351	0.81
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	220	0.08
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	305	0.11
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	170	181	0.06
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	112	0.04
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	70	70	0.02
4.10%, 07/01/13	245	246	0.08
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,102	0.38
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,160	0.74
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	100	0.03
5.375%, 06/01/13	100	105	0.04
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,145	0.39
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,506	0.86
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,433	0.49
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	2,003	0.69
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,262	0.78
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	109	0.04

		19,574	6.73

Indiana - 1.82%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	112	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,531	0.52
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,381	0.47
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	900	920	0.32
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,183	0.41
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	169	0.06

		5,296	1.82

Iowa - 0.13%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	375	0.13

		375	0.13

Kansas - 0.04%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	115	0.04

		115	0.04

Kentucky - 0.72%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 1.046%, 05/01/201	1,025	1,020	0.35
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	995	1,081	0.37

		2,101	0.72

Louisiana - 0.55%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	342	0.12
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	260	0.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.00%, 05/01/431	1,000	1,001	0.34

		1,603	0.55

Maryland - 0.07%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	113	0.04
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	102	0.03

		215	0.07

Massachusetts - 2.17%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	187	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	115	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,121	0.38
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,078	0.37
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,367	0.47
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	120	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,227	0.42
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	104	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	880	890	0.31
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	110	0.04

		6,319	2.17

Michigan - 2.56%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,638	0.56
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	104	0.04
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,804	0.62
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,390	0.48
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	314	0.11
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	175	0.06
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	220	0.07
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,692	0.58
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	115	0.04

		7,452	2.56

Minnesota - 0.65%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	970	1,043	0.36
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	800	856	0.29

		1,899	0.65

Mississippi - 1.05%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,220	2,457	0.84
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.85%, 05/01/371	600	600	0.21

		3,057	1.05

Missouri - 0.14%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	77	0.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	209	0.07
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	124	0.04

		410	0.14

Nebraska - 0.41%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,193	0.41

		1,193	0.41

Nevada - 2.70%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	114	0.04
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	374	0.13
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,628	0.56
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, Series E-2, 5.00%, 07/01/12	2,000	2,015	0.69
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,276	0.78
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,444	0.50

		7,851	2.70

New Jersey - 4.01%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,256	0.43
5.00%, 11/01/21	200	253	0.09
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,106	0.38
5.00%, 12/15/17	2,000	2,375	0.81
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	110	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	107	0.04
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,114	0.38
5.00%, 12/01/17	1,420	1,624	0.56
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	563	0.19
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	847	0.29
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,321	0.80

		11,676	4.01

New Mexico - 0.37%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.122%, 12/01/281	1,070	1,065	0.37

		1,065	0.37

New York - 6.71%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,390	0.82
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	113	0.04
Erie County Ind. Dev. Agcy., Lease Rev. Ref. Bonds (St. Aid Withhldg. Insured), 5.00%, 05/01/20	1,000	1,215	0.42
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,357	0.47
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,104	0.72
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,201	0.41
Metropolitan Transportation Auth., Misc. Rev. Ref. Bonds, Series B, 1.25%, 11/01/201	2,000	2,000	0.69
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,326	0.80
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	121	0.04
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	220	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	579	0.20
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,549	0.88
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,178	0.40
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,181	0.75

		19,534	6.71

North Carolina - 1.56%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	126	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	489	0.17
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	206	0.07
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	3,050	1.05
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	104	0.04
5.00%, 03/01/17	300	357	0.12
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	200	0.07

		4,532	1.56

Ohio - 4.11%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,429	0.49
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,103	0.38
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,189	0.41
5.00%, 09/01/19	2,000	2,401	0.83
5.00%, 09/01/20	1,030	1,236	0.42
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, 5.75%, 06/01/331	1,000	1,128	0.39
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,147	0.39
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,797	0.62
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	519	0.18

		11,949	4.11

Oklahoma - 0.08%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	223	0.08

		223	0.08

Oregon - 0.37%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,090	0.37

		1,090	0.37

Pennsylvania - 2.82%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,365	1.16
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	225	0.08
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	100	0.03
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,797	0.62
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	217	0.07
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,952	0.67
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	320	0.11
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	239	0.08

		8,215	2.82

Puerto Rico - 0.08%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	105	0.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	126	0.04

		231	0.08

South Carolina - 1.51%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	312	0.11
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/01/18	1,025	1,161	0.40
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,200	1,307	0.45
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,498	0.51
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	110	0.04

		4,388	1.51

Tennessee - 0.91%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	139	0.05
5.00%, 12/01/18	100	123	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.85%, 10/01/381	1,400	1,400	0.48
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	920	995	0.34

		2,657	0.91

Texas - 8.72%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,197	0.41
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	165	0.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,845	0.63
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,381	0.82
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	103	0.03
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	118	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	110	0.04
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,873	0.64
4.00%, 12/01/16	955	1,091	0.37
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	110	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,085	0.37
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	537	0.18
5.00%, 11/15/18	275	336	0.12
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	101	0.03
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.45%, 07/01/311	300	300	0.10
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	113	0.04
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	109	0.04
5.00%, 05/15/18	1,000	1,196	0.41
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	112	0.04
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	121	0.04
6.00%, 01/01/21	100	120	0.04
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	104	0.04
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	2,000	2,016	0.69
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	104	0.04
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,587	0.89
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	106	0.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	107	0.04
5.00%, 08/15/23	350	387	0.13
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,619	0.56
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,734	0.60
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	615	621	0.21
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/16	650	756	0.26
Texas Tech Univ., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/25	900	1,077	0.37
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	716	0.25
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	101	0.03
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	107	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	110	0.04

		25,375	8.72

Utah - 0.11%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	110	0.04
5.00%, 07/01/16	200	219	0.07

		329	0.11

Virginia - 0.33%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	244	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	297	0.10
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	203	0.07
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	101	0.04
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	105	0.04

		950	0.33

Washington - 3.32%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,245	0.77
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	114	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	110	0.04
5.00%, 07/01/15	500	570	0.20
5.00%, 07/01/17	1,000	1,201	0.41
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,982	0.68
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	175	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,732	0.59
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	113	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	108	0.04
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,323	0.45

		9,673	3.32

Wisconsin - 3.40%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,341	0.46
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	6,000	6,014	2.07
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured), 5.00%, 05/01/18	700	847	0.29
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	221	0.07
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	114	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,368	0.47

		9,905	3.40

Total bonds & notes (cost: $260,311,678)		272,472	93.62

Short-term securities - 5.10%
Colorado Educ. & Cultural Facs. Auth., Econ. Imps. Misc. Rev. Bonds, 0.31%, 09/01/371	800	800	0.27
Fairfax County Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-2, 0.24%, 05/15/351	1,220	1,220	0.42
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:1
0.25%, 08/01/43	2,260	2,260	0.78
0.27%, 08/01/43	600	600	0.21
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds:1
0.33%, 04/01/32	900	900	0.31
0.33%, 07/01/38	1,200	1,200	0.41
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.26%, 06/01/311	5,800	5,800	1.99
Pinellas County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.24%, 11/01/381	700	700	0.24
Virginia College Building Auth., College & Univ. Imps. Misc. Rev. Bonds, Series B, 0.28%, 02/01/261	1,365	1,365	0.47

Total Short-term securities (cost: $14,845,000)		14,845	5.10

Total investment securities (cost: $275,156,678)		287,317	98.72
Other assets less liabilities		3,725	1.28

Net assets		$291,042	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University

Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.42%
Alabama - 1.76%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,131	0.89%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,109	0.87

		2,240	1.76

Arizona - 3.33%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	405	0.32
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.17
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	300	0.24
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,675	2.10
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	641	0.50

		4,238	3.33

California - 5.41%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	472	0.37
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	1,000	1,000	0.79
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	1,000	1,000	0.79
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,000	1,223	0.96
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	677	0.53
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.60%, 06/01/251	500	500	0.39
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	342	0.27
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	532	0.42
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	502	0.39
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	195	0.15
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	440	0.35

		6,883	5.41

Colorado - 3.46%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	102	0.08
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	465	0.36
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 01/01/15	1,000	1,105	0.87
5.00%, 07/01/39	1,000	1,106	0.87
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	552	0.43
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,078	0.85

		4,408	3.46

Connecticut - 0.38%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	480	0.38

		480	0.38

District of Columbia - 3.55%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	110	0.09
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.85%, 12/01/151	1,000	1,000	0.78
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.73%, 10/01/441	2,100	2,100	1.65
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,212	0.95
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	103	0.08

		4,525	3.55

Florida - 10.03%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,080	0.85
5.00%, 06/01/16	790	884	0.69
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	634	0.50
City of Tampa Florida, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	251	0.20
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	845	0.66
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,475	1.16
5.00%, 10/01/17	450	542	0.43
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	265	0.21
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A, 5.00%, 05/01/311	1,000	1,066	0.84
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	640	694	0.55
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	350	382	0.30
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,618	1.27
5.00%, 07/01/16	190	215	0.17
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	333	0.26
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	625	0.49
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,097	0.86
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	104	0.08
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	104	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	553	0.43

		12,767	10.03

Georgia - 1.77%
Burke County Dev. Auth., Energy Res. Auth. Pollution Control Rev. Bonds (Mandatory Put 04/01/14 @ 100), 1.20%, 10/01/321	750	755	0.59
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	584	0.46
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	699	0.55
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	215	0.17

		2,253	1.77

Guam - 0.54%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	684	0.54

		684	0.54

Hawaii - 1.04%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	111	0.09
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,216	0.95

		1,327	1.04

Illinois - 7.51%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	358	0.28
4.00%, 01/01/16	1,000	1,103	0.87
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	489	0.38
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	362	0.29
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,509	1.19
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,068	0.84
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	775	0.61
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	106	0.08
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,124	0.88
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,161	0.91
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,504	1.18

		9,559	7.51

Indiana - 0.71%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	676	0.53
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	230	0.18

		906	0.71

Kansas - 0.38%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	251	0.20
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	229	0.18

		480	0.38

Kentucky - 2.06%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 1.046%, 05/01/201	1,135	1,129	0.89
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	355	386	0.30
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,101	0.87

		2,616	2.06

Louisiana - 1.97%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,745	1,895	1.49
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	108	0.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.00%, 05/01/431	500	501	0.39

		2,504	1.97

Massachusetts - 1.53%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	111	0.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	697	0.55
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	667	0.52
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	112	0.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	253	0.20
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	110	0.08

		1,950	1.53

Michigan - 3.06%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,159	0.91
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	516	0.40
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,143	0.90
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,079	0.85

		3,897	3.06

Minnesota - 0.90%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 07/01/40	400	428	0.34
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	713	0.56

		1,141	0.90

Mississippi - 0.31%
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.85%, 05/01/371	400	400	0.31

		400	0.31

Missouri - 0.59%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	700	757	0.59

		757	0.59

Nebraska - 0.52%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	625	663	0.52

		663	0.52

Nevada - 1.98%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	346	0.27
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,179	1.71

		2,525	1.98

New Hampshire - 0.54%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	691	0.54

		691	0.54

New Jersey - 4.78%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	677	0.53
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,170	0.92
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	110	0.09
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	529	0.41
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,087	0.85
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	557	0.44
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	338	0.27
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	455	0.36
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,161	0.91

		6,084	4.78

New Mexico - 0.82%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.122%, 12/01/281	1,050	1,045	0.82

		1,045	0.82

New York - 6.37%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,182	0.93
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,150	0.90
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.15%, 11/01/181	1,000	1,002	0.79
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/15	500	570	0.45
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A, 4.00%, 11/15/14	1,000	1,087	0.85
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	454	0.36
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	594	0.47
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	209	0.16
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	363	0.29
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,491	1.17

		8,102	6.37

North Carolina - 1.27%
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	154	0.12
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	599	0.47
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	616	0.48
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	250	0.20

		1,619	1.27

Ohio - 3.34%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,864	1.47
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,094	0.86
5.00%, 09/01/15	500	562	0.44
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	670	728	0.57

		4,248	3.34

Oklahoma - 0.47%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	134	0.10
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 1.01%, 01/01/231	465	466	0.37

		600	0.47

Pennsylvania - 2.82%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,122	0.88
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	849	0.67
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	244	0.19
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	252	0.20
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,118	0.88

		3,585	2.82

South Carolina - 1.10%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	725	789	0.62
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	503	0.39
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	110	0.09

		1,402	1.10

Tennessee - 0.64%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	112	0.09
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.85%, 10/01/381	700	700	0.55

		812	0.64

Texas - 8.88%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	205	0.16
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,161	0.91
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	105	0.08
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	508	0.40
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	975	1,089	0.86
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	240	0.19
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.45%, 07/01/311	200	200	0.16
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	327	0.26
5.00%, 05/15/15	500	564	0.44
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	108	0.09
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	1,000	1,008	0.79
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	722	0.57
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	355	0.28
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	490	539	0.42
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,100	0.86
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	195	197	0.16
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	208	0.16
5.00%, 03/15/15	715	806	0.63
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	547	0.43
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	258	0.20
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,061	0.83

		11,308	8.88

Virginia - 0.08%
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	101	0.08

		101	0.08

Washington - 6.96%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	554	0.44
5.00%, 07/01/15	1,250	1,424	1.12
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,152	0.90
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	818	0.64
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	721	0.57
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	537	0.42
5.00%, 12/01/15	1,000	1,153	0.91
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,175	0.92
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	703	0.55
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	580	628	0.49

		8,865	6.96

Wisconsin - 3.56%
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	4,000	4,009	3.15
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	520	0.41

		4,529	3.56

Total bonds & notes (cost: $117,061,668)		120,194	94.42

Short-term securities - 6.03%
Breckinridge County Kentucky Rev. Bonds, 0.25%, 02/01/321	10	10	0.01
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.25%, 11/01/351	1,800	1,800	1.41
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series B, 0.30%, 03/01/261	1,050	1,050	0.83
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B, 0.24%, 10/01/311	2,000	2,000	1.57
County of Christian Kentucky, Public Imps. Lease Rev. Bonds, Series A, 0.24%, 06/01/381	15	15	0.01
Missouri State Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.25%, 02/15/341	2,000	2,000	1.57
Virginia College Building Auth., College & Univ. Imps. Misc. Rev. Bonds, Series B, 0.28%, 02/01/261	800	800	0.63

Total Short-term securities (cost: $7,675,000)		7,675	6.03

Total investment securities (cost: $124,736,668)		127,869	100.45
Other assets less liabilities		(576)	(0.45)

Net assets		$127,293	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development

Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 91.43%
California - 89.20%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,520	0.81%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	642	0.34
5.00%, 09/02/22	225	239	0.13
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	468	0.25
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	656	0.35
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,131	0.60
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	121	0.06
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	711	0.38
5.00%, 09/01/26	500	516	0.27
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,116	0.59
5.00%, 02/01/21	550	677	0.36
5.00%, 10/01/21	700	834	0.44
5.00%, 11/01/21	525	564	0.30
5.50%, 04/01/29	300	332	0.18
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	559	0.30
5.00%, 01/01/18	125	152	0.08
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	617	0.33
4.00%, 11/01/22	1,420	1,545	0.82
4.50%, 11/01/17	335	384	0.20
5.00%, 01/01/24	100	118	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 4.00%, 08/15/16	710	778	0.41
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	331	0.18
5.00%, 10/01/22	770	882	0.47
5.00%, 11/15/24	150	177	0.09
5.00%, 11/15/25	375	439	0.23
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,611	0.86
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	112	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	1,275	1,382	0.73
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	323	0.17
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,604	0.85
5.00%, 11/15/20	500	599	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	457	0.24
5.00%, 08/15/20	300	363	0.19
5.00%, 11/15/21	1,000	1,099	0.58
5.375%, 07/01/21	1,500	1,585	0.84
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	235	0.12
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	109	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	108	0.06
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	201	0.11
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	1,000	1,000	0.53
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	110	0.06
4.50%, 10/01/26	100	109	0.06
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	117	0.06
5.00%, 02/01/19	100	115	0.06
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,327	0.70
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	1,100	1,100	0.58
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.55%, 10/01/471	1,800	1,800	0.96
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	500	0.27
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	168	0.09
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	767	0.41
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101), 5.375%, 05/01/22	100	101	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.50%, 05/01/15	875	884	0.47
5.50%, 05/01/16	125	126	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,439	0.76
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	243	0.13
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,446	1.30
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	120	0.06
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	275	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	246	0.13
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,529	0.81
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	118	0.06
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	10	0.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,206	0.64
5.00%, 12/01/23	200	238	0.13
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,577	0.84
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	216	0.11
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	221	0.12
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	347	0.18
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	211	0.11
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,552	0.82
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,324	0.70
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,474	0.78
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	225	0.12
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	209	0.11
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,075	0.57
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	907	0.48
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,958	1.57
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,123	0.60
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	111	0.06
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	335	372	0.20
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 04/01/13	700	729	0.39
5.00%, 04/01/19	600	712	0.38
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,270	0.67
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	502	0.27
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	546	0.29
5.00%, 07/01/16	100	111	0.06
5.00%, 11/01/19	1,000	1,167	0.62
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	910	0.48
5.00%, 06/15/13	2,100	2,207	1.17
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	106	0.06
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	263	0.14
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,184	1.16
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,565	1,952	1.04
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	217	0.12
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	516	0.27
4.375%, 09/02/21	700	723	0.38
City of Irvine California, Special Assessment Ref. Bonds:
0.21%, 09/02/501	350	350	0.19
4.50%, 09/02/22	250	258	0.14
4.75%, 09/02/23	250	258	0.14
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	122	0.06
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,311	0.70
5.00%, 05/15/20	500	617	0.33
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,144	0.61
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.07
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	109	0.06
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,031	0.55
4.00%, 09/01/16	1,000	1,051	0.56
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	811	0.43
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	299	0.16
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	225	0.12
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	529	0.28
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.60%, 06/01/251	1,500	1,500	0.80
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	108	0.06
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	111	0.06
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,390	0.74
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	157	0.08
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	42	0.02
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	119	0.06
5.25%, 11/01/25	100	113	0.06
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	830	0.44
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	206	0.11
4.00%, 09/02/21	1,350	1,392	0.74
4.00%, 09/02/23	430	437	0.23
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	119	0.06
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	112	0.06
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	878	0.47
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	847	0.45
5.00%, 11/01/21	500	602	0.32
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	117	0.06
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	590	0.31
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,217	0.65
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	223	0.12
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 05/15/19	850	1,038	0.55
5.00%, 05/15/23	750	894	0.47
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	842	0.45
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	264	0.14
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	367	0.19
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	242	0.13
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	100	106	0.06
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,222	0.65
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	106	0.06
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	50	0.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	219	0.12
5.00%, 07/01/24	100	115	0.06
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,116	0.59
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	112	0.06
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	571	0.30
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.60%, 07/01/271	1,500	1,500	0.80
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	106	0.06
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	469	0.25
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	461	0.24
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	471	0.25
5.00%, 08/01/20	375	420	0.22
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	172	0.09
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	102	0.05
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	861	0.46
5.00%, 07/01/23	745	857	0.46
5.50%, 07/01/21	1,000	1,217	0.65
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	237	0.13
5.00%, 07/01/19	200	243	0.13
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	364	0.19
4.50%, 09/01/20	445	451	0.24
Poway Unified School Dist. Public Fncg. Auth., Special Tax:
3.375%, 09/15/17	500	516	0.27
3.75%, 09/15/18	770	795	0.42
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	106	0.06
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	105	0.06
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	127	0.07
5.00%, 08/15/17	305	321	0.17
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	737	0.39
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,235	0.66
5.00%, 08/01/20	775	977	0.52
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	1,011	0.54
5.00%, 07/01/20	700	851	0.45
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	610	0.32
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	860	0.46
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	932	0.49
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	438	0.23
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	121	0.06
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	108	0.06
4.00%, 08/01/20	100	114	0.06
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	970	0.51
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	1,200	1,344	0.71
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	117	0.06
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	485	0.26
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	354	0.19
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	1,000	0.53
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	101	0.05
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	283	0.15
5.00%, 08/01/18	275	296	0.16
5.25%, 08/01/19	290	317	0.17
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,000	1,230	0.65
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	519	0.28
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	404	0.21
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,119	0.59
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	50	0.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	236	0.13
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	863	0.46
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	326	0.17
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	636	0.34
4.25%, 09/01/21	1,560	1,580	0.84
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	1,000	1,108	0.59
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,232	0.65
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	992	0.53
5.00%, 08/15/20	1,000	1,046	0.56
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 1.08%, 11/01/141	1,700	1,702	0.90
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	244	0.13
5.00%, 07/01/20	1,550	1,937	1.03
5.00%, 07/01/23	800	966	0.51
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	579	0.31
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	585	0.31
5.00%, 07/01/18	350	425	0.23
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	245	306	0.16
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	116	0.06
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	132	0.07
5.25%, 07/01/14	1,175	1,294	0.69
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	299	0.16
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	1,985	1.05
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	120	0.06
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	321	0.17
5.00%, 02/01/19	2,000	2,386	1.27
5.00%, 02/01/20	2,500	2,999	1.59
5.25%, 02/01/14	10	11	0.01
State of California, G.O. General Fund Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/01/13 @ 100), 5.25%, 02/01/14	390	414	0.22
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	3,020	1.60
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	435	0.23
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	718	0.38
5.25%, 10/01/20	650	781	0.41
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	109	0.06
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	121	0.06
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,165	1.15
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,202	1.17
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,288	0.68
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	675	679	0.36
4.00%, 07/01/17	1,100	1,106	0.59
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,131	0.60
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	325	0.17
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,003	0.53
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	110	0.06
5.00%, 01/01/22	1,000	1,153	0.61
5.25%, 01/01/24	100	115	0.06
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	589	0.31
5.00%, 01/01/22	700	824	0.44
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 01/01/13	1,000	1,017	0.54
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	149	0.08
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	212	0.11
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	571	0.30
5.00%, 05/15/20	500	620	0.33
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	208	0.11

		168,001	89.20

District of Columbia - 0.06%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	119	0.06

		119	0.06

Florida - 0.30%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	569	0.30

		569	0.30

Iowa - 0.06%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	116	0.06

		116	0.06

Michigan - 0.06%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	110	0.06

		110	0.06

Puerto Rico - 1.69%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	552	0.30
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,522	0.81
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,096	0.58

		3,170	1.69

Texas - 0.06%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	114	0.06

		114	0.06

Total bonds & notes (cost: $165,355,052)		172,199	91.43

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 8.07%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.30%, 10/01/361	$500	$500	0.27%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.30%, 10/01/261	1,720	1,720	0.91
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.22%, 09/01/381	1,380	1,380	0.73
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.30%, 04/01/421	1,375	1,375	0.73
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, 0.24%, 10/01/471	500	500	0.27
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.30%, 12/01/361	1,470	1,470	0.78
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.25%, 11/01/351	1,700	1,700	0.90
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 0.22%, 08/15/471	1,300	1,300	0.69
City of Irvine California, Public Imps. Special Assessment Bonds, Series A:1
0.21%, 09/02/50	1,000	1,000	0.53
0.21%, 09/02/29	1,000	1,000	0.53
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.21%, 09/02/291	1,300	1,300	0.69
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.21%, 07/01/351	1,500	1,500	0.80
State of California, G.O. General School Imps. Bonds, 0.23%, 05/01/341	450	450	0.24

Total Short-term securities (cost: $15,195,000)		15,195	8.07

Total investment securities (cost: $180,550,052)		187,394	99.50
Other assets less liabilities		945	0.50

Net assets		$188,339	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 74.58%
California - 71.81%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$507	0.48%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	230	0.22
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	514	0.49
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	275	0.26
4.00%, 02/01/17	100	114	0.11
5.00%, 04/01/14	100	107	0.10
5.00%, 10/01/16	250	285	0.27
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	559	0.53
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	427	0.41
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	159	0.15
4.00%, 04/01/16	300	330	0.31
4.00%, 04/01/17	200	222	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 08/15/17	510	593	0.56
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	231	0.22
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	900	976	0.93
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	170	0.16
5.00%, 11/15/16	225	253	0.24
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	314	0.30
5.00%, 08/15/14	100	110	0.10
5.00%, 11/15/16	250	289	0.28
5.00%, 10/01/18	500	601	0.57
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	166	0.16
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	218	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	108	0.10
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	500	500	0.48
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	408	0.39
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.75%, 04/01/381	600	600	0.57
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.55%, 10/01/471	1,000	1,000	0.95
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	247	0.24
4.00%, 10/01/16	200	222	0.21
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	505	0.48
5.875%, 05/01/16	100	101	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	253	0.24
5.50%, 05/01/16	400	404	0.38
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	234	0.22
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	600	0.57
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,529	1.45
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	591	0.56
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,166	1.11
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A, 5.00%, 04/01/18	400	460	0.44
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	550	0.52
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	436	0.41
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	574	0.55
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	438	0.42
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	113	0.11
5.00%, 10/01/16	240	274	0.26
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	367	0.35
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	470	0.45
5.00%, 11/01/17	350	418	0.40
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	521	0.50
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	577	0.55
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/291	600	696	0.66
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	428	0.41
5.00%, 07/01/14	650	710	0.68
5.00%, 11/01/15	300	338	0.32
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	250	0.24
5.00%, 06/15/13	1,020	1,072	1.02
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	562	0.53
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,133	2.03
City of Irvine California, Special Assessment Ref. Bonds, 0.21%, 09/02/501	3,000	3,000	2.85
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	158	0.15
4.00%, 06/01/16	100	113	0.11
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	461	0.44
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	523	0.50
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.60%, 06/01/251	750	750	0.71
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	135	140	0.13
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	801	0.76
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	133	0.13
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	352	0.33
5.00%, 11/01/18	425	514	0.49
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	208	0.20
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	835	0.79
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	590	0.56
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	932	0.89
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	746	0.71
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	218	0.21
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	479	0.46
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	212	0.20
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	101	0.10
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A-1, 4.00%, 07/01/18	500	576	0.55
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	548	0.52
5.00%, 07/01/18	1,000	1,210	1.15
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	566	0.54
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	110	0.10
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	108	0.10
5.00%, 07/01/15	200	228	0.22
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.60%, 07/01/271	1,500	1,500	1.43
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	337	0.32
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	398	0.38
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	205	0.20
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	513	0.49
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	279	0.27
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	126	0.12
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	297	0.28
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	112	0.11
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	297	0.28
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	583	0.55
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	464	0.44
5.00%, 08/01/18	1,000	1,235	1.18
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	288	0.27
5.00%, 07/01/17	650	762	0.72
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	544	0.52
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	614	0.58
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	1,015	0.97
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	204	0.19
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	339	0.32
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	542	0.52
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	129	0.12
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	231	0.22
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	544	0.52
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	102	0.10
5.00%, 11/01/13	400	428	0.41
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	609	0.58
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	114	0.11
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	309	0.29
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	103	0.10
4.00%, 07/15/13	125	130	0.12
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	847	0.81
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	556	0.53
5.00%, 03/01/18	750	901	0.86
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 1.08%, 11/01/141	1,000	1,001	0.95
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	249	0.24
5.00%, 07/01/16	200	234	0.22
5.00%, 07/01/17	750	898	0.85
5.00%, 07/01/18	200	244	0.23
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	170	0.16
5.00%, 07/01/17	775	928	0.88
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	549	0.52
5.00%, 07/01/16	500	585	0.56
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/16	705	826	0.79
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	365	0.35
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	101	0.10
5.25%, 07/01/13	225	238	0.23
5.25%, 07/01/14	600	661	0.63
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	277	0.26
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	551	0.52
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,350	1,594	1.52
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	998	0.95
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	560	0.53
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	281	0.27
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	564	0.54
5.00%, 06/01/15	200	225	0.21
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 1.00%, 05/01/171	400	401	0.38
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	219	0.21
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	650	0.62
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	762	0.73
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	551	0.52
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	300	302	0.29
4.00%, 07/01/17	500	503	0.48
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,003	0.95
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	110	0.10
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	349	0.33
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	409	0.39
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	233	0.22
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	101	0.10

		75,466	71.81

Florida - 1.43%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	111	0.11
Citizens Prop. Insurance Corp., Rev. Bonds, 1.90%, 06/01/141	700	709	0.67
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	680	0.65

		1,500	1.43

Guam - 0.32%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	342	0.32

		342	0.32

Louisiana - 0.26%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	250	271	0.26

		271	0.26

Mississippi - 0.52%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	490	542	0.52

		542	0.52

Texas - 0.24%
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, 3.00%, 07/01/17	230	254	0.24

		254	0.24

Total bonds & notes (cost: $76,822,414)		78,375	74.58

Short-term securities - 25.21%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.22%, 09/01/381	3,000	3,000	2.86
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, 0.24%, 10/01/471	2,150	2,150	2.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.28%, 12/01/311	1,065	1,065	1.01
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.25%, 11/01/351	1,050	1,050	1.00
California Pollution Control Fin. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.23%, 11/01/261	2,800	2,800	2.66
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.22%, 08/15/361	3,650	3,650	3.47
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 0.22%, 08/15/471	700	700	0.67
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.19%, 05/15/241	1,050	1,050	1.00
City of Irvine California, Public Imps. Special Assessment Bonds, Series A:1
0.21%, 09/02/50	600	600	0.57
0.21%, 09/02/29	2,218	2,218	2.11
Irvine Ranch Water Dist., Prop. Tax Water Util. Imps. Rev. Bonds, 0.25%, 04/01/331	400	400	0.38
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 0.25%, 12/01/361	405	405	0.39
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.23%, 07/01/231	3,750	3,750	3.57
State of California, G.O. General Fund School Imps. Bonds, 0.23%, 05/01/341	3,650	3,650	3.47

Total Short-term securities (cost: $26,488,000)		26,488	25.21

Total investment securities (cost: $103,310,414)		104,863	99.79
Other assets less liabilities		224	0.21

Net assets		$105,087	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements

Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.97%
U.S. government & government agency bonds & notes - 45.85%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,030	0.69%
2.75%, 03/13/14	2,000	2,091	0.71
1.25%, 09/28/16	1,000	1,012	0.34
1.25%, 01/30/17	1,445	1,464	0.50
Freddie Mac:
0.375%, 10/30/13	500	502	0.17
0.375%, 04/28/14	2,500	2,502	0.85
5.00%, 07/15/14	1,000	1,102	0.37
0.75%, 11/25/14	1,700	1,715	0.58
4.75%, 01/19/16	2,000	2,297	0.78
1.75%, 05/30/19	2,155	2,172	0.74
U.S. Treasury Bonds:
7.625%, 02/15/25	1,000	1,597	0.54
3.125%, 02/15/42	1,870	1,873	0.63
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	4,939	5,167	1.75
2.00%, 01/15/14	1,540	1,635	0.55
0.125%, 04/15/16	7,729	8,195	2.78
2.375%, 01/15/17	372	439	0.15
0.125%, 01/15/22	1,006	1,052	0.36
0.75%, 02/15/42	252	252	0.09
U.S. Treasury Notes:
1.75%, 04/15/13	1,000	1,015	0.34
3.125%, 09/30/13	3,000	3,123	1.06
1.25%, 02/15/14	7,500	7,634	2.59
2.375%, 09/30/14	10,000	10,498	3.56
2.375%, 10/31/14	455	478	0.16
4.00%, 02/15/15	3,905	4,296	1.46
4.50%, 02/15/16	500	573	0.19
2.625%, 02/29/16	11,860	12,780	4.33
1.50%, 06/30/16	3,750	3,882	1.31
1.50%, 07/31/16	4,400	4,554	1.54
1.00%, 09/30/16	1,000	1,014	0.34
4.625%, 02/15/17	4,000	4,723	1.60
1.00%, 03/31/17	1,000	1,010	0.34
0.875%, 04/30/17	1,000	1,003	0.34
4.50%, 05/15/17	11,020	13,016	4.41
8.75%, 05/15/17	490	682	0.23
1.875%, 08/31/17	6,470	6,791	2.30
3.875%, 05/15/18	1,000	1,165	0.39
2.375%, 05/31/18	3,875	4,170	1.41
4.00%, 08/15/18	4,000	4,706	1.59
3.50%, 05/15/20	6,965	8,000	2.71
2.125%, 08/15/21	3,075	3,152	1.07

Total U.S. government & government agency bonds & notes		135,362	45.85

Mortgage-backed obligations - 24.59%
Federal agency mortgage-backed obligations - 20.76%
Fannie Mae:
4.50%, 07/01/19	227	244	0.08
4.50%, 03/01/20	1,103	1,185	0.40
2.717%, 02/25/22	500	507	0.17
3.50%, 10/01/25	9,647	10,190	3.45
3.50%, 01/01/26	2,589	2,735	0.93
3.00%, 01/01/27	981	1,026	0.35
3.00%, 05/01/27 TBA	2,725	2,844	0.96
3.50%, 06/01/27 TBA	5,000	5,268	1.78
5.50%, 04/25/37	181	204	0.07
6.00%, 08/01/37	117	129	0.04
5.50%, 04/01/38	2,344	2,566	0.87
5.50%, 09/01/38	4,042	4,423	1.50
4.00%, 11/01/40	2,345	2,525	0.86
5.00%, 06/01/41	3,083	3,411	1.16
4.50%, 07/01/41	4,912	5,360	1.82
5.00%, 08/01/41	487	539	0.18
3.17%, 09/01/411	456	479	0.16
3.50%, 05/01/42 TBA	1,350	1,402	0.47
6.00%, 05/01/42 TBA	2,550	2,819	0.95
4.00%, 06/01/42 TBA	3,250	3,431	1.16
6.00%, 06/01/42 TBA	500	552	0.19
Freddie Mac:
1.873%, 01/25/18	487	500	0.17
2.699%, 05/25/18	790	830	0.28
2.303%, 09/25/18	2,350	2,416	0.82
3.974%, 01/25/211	524	584	0.20
6.00%, 02/15/37	152	171	0.06
4.50%, 08/01/40	2,697	2,881	0.98
Ginnie Mae:
4.50%, 10/20/39	1,547	1,696	0.57
4.50%, 01/20/40	340	373	0.13

		61,290	20.76

Commercial mortgage-backed securities - 3.83%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,178	1,242	0.42
5.54%, 09/11/41	250	286	0.10
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.40%, 07/15/441	1,080	1,208	0.41
5.617%, 10/15/48	500	568	0.19
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/462	1,658	1,779	0.60
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	389	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	450	454	0.15
JP Morgan Chase Commercial Mortgage Securities Corp, Series 144A, 3.673%, 02/15/462	500	532	0.18
JP Morgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	550	0.19
6.065%, 04/15/451	500	575	0.20
5.925%, 02/12/491	650	744	0.25
Morgan Stanley Capital I, 5.373%, 11/14/421	350	390	0.13
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,075	1,192	0.40
5.443%, 12/15/441	1,250	1,402	0.48

		11,311	3.83

Total mortgage-backed obligations		72,601	24.59

Corporate bonds & notes - 24.39%
Banks - 3.95%
Ally Financial, Inc., 2.20%, 12/19/12	2,245	2,274	0.77
Bank of America Corp.:
4.45%, 01/10/17	550	575	0.20
3.875%, 03/22/17	795	794	0.27
5.00%, 05/13/21	250	249	0.08
5.70%, 01/24/22	510	536	0.18
Barclays Bank PLC, 2.50%, 01/23/13	560	565	0.19
BNP Paribas SA, 3.224%, 12/20/141	430	433	0.15
Citigroup, Inc.:
4.75%, 05/19/15	250	263	0.09
4.587%, 12/15/15	350	367	0.12
Goldman Sachs Group Inc/The, 5.75%, 01/24/22	365	382	0.13
JP Morgan Chase & Co.:
3.40%, 06/24/15	805	845	0.29
4.625%, 05/10/21	125	133	0.05
Northern Trust Corp., 4.625%, 05/01/14	300	322	0.11
The Goldman Sachs Group, Inc., 3.25%, 06/15/12	500	502	0.17
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	10	10	—
4.375%, 03/16/16	1,000	1,021	0.35
UBS AG, 3.875%, 01/15/15	275	286	0.10
UBS AG/Stamford CT, 4.875%, 08/04/20	250	262	0.09
Wells Fargo & Co.:
0.666%, 10/28/151	815	800	0.27
3.50%, 03/08/22	505	512	0.17
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	159	0.05
Westpac Banking Corp., 1.85%, 12/09/13	355	359	0.12

		11,649	3.95

Electric - 2.00%
Alabama Power Co., 4.85%, 12/15/12	430	442	0.15
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	263	0.09
Carolina Power & Light Co., 6.50%, 07/15/12	540	547	0.19
Consumers Energy Co., 5.65%, 09/15/18	375	448	0.15
Entergy Louisiana LLC, 1.875%, 12/15/14	350	357	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	354	0.12
Pacificorp, 5.65%, 07/15/18	755	910	0.31
PSEG Power LLC, 2.75%, 09/15/16	250	256	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	318	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	250	278	0.09
4.00%, 03/15/16	390	417	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	746	0.25
2.95%, 01/15/22	300	307	0.10
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	257	0.09

		5,900	2.00

Diversified financial services - 1.84%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,243	0.76
General Electric Capital Corp.:
2.20%, 06/08/12	750	752	0.25
2.30%, 04/27/17	610	611	0.21
4.65%, 10/17/21	5	5	—
Murray Street Investment Trust I, 4.647%, 03/09/17	885	891	0.30
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	737	0.25
Woodside Finance Ltd, Series 144A, 4.60%, 05/10/212	185	196	0.07

		5,435	1.84

Oil & gas - 1.61%
Anadarko Petroleum Corp., 6.375%, 09/15/17	750	892	0.30
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	304	0.10
Cenovus Energy, Inc., 4.50%, 09/15/14	300	324	0.11
Chevron Corp., 3.95%, 03/03/14	817	869	0.29
Husky Energy, Inc., 7.25%, 12/15/19	250	310	0.11
Phillips 66, Series 144A, 4.30%, 04/01/222	290	303	0.10
Shell International Finance BV, 4.00%, 03/21/14	350	373	0.13
Statoil ASA:
2.90%, 10/15/14	450	475	0.16
3.125%, 08/17/17	300	324	0.11
Total Capital Canada Ltd., 1.625%, 01/28/14	350	356	0.12
Total Capital International SA, 2.875%, 02/17/22	230	230	0.08

		4,760	1.61

Media - 1.60%
Comcast Corp.:
5.30%, 01/15/14	420	451	0.15
5.85%, 11/15/15	300	346	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	403	0.14
News America, Inc.:
5.30%, 12/15/14	785	868	0.29
4.50%, 02/15/21	350	378	0.13
The Walt Disney Co.:
4.50%, 12/15/13	630	670	0.23
5.50%, 03/15/19	300	365	0.12
Time Warner Cable, Inc., 3.50%, 02/01/15	845	895	0.30
Time Warner, Inc., 5.875%, 11/15/16	300	353	0.12

		4,729	1.60

Telecommunications - 1.38%
AT&T, Inc.:
4.95%, 01/15/13	300	309	0.11
2.40%, 08/15/16	200	208	0.07
3.00%, 02/15/22	357	359	0.12
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	490	538	0.18
Cisco Systems, Inc.:
0.724%, 03/14/141	200	201	0.07
2.90%, 11/17/14	835	885	0.30
France Telecom SA, 4.375%, 07/08/14	300	320	0.11
Verizon Communications, Inc., 1.25%, 11/03/14	200	202	0.07
Vodafone Group PLC:
5.00%, 09/15/15	300	337	0.11
1.625%, 03/20/17	720	718	0.24

		4,077	1.38

Beverages - 1.20%
Anheuser-Busch InBev Worldwide, Inc.:
0.827%, 07/14/141	585	586	0.20
4.125%, 01/15/15	300	326	0.11
Pepsi Co., Inc.:
0.875%, 10/25/13	500	502	0.17
2.50%, 05/10/16	770	812	0.28
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/172	300	305	0.10
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/172	245	251	0.09
The Coca-Cola Co.:
3.625%, 03/15/14	375	397	0.13
1.50%, 11/15/15	350	358	0.12

		3,537	1.20

Pharmaceuticals - 1.14%
Express Scripts Holding, Inc., Series 144A, 2.65%, 02/15/172	250	255	0.09
Mckesson Corp., 3.25%, 03/01/16	795	858	0.29
Novartis Capital Corp.:
4.125%, 02/10/14	400	424	0.14
2.90%, 04/24/15	560	597	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	357	0.12
Pfizer, Inc., 6.20%, 03/15/19	300	378	0.13
Sanofi-Aventis SA, 0.783%, 03/28/141	500	503	0.17

		3,372	1.14

REITS - 1.09%
Brandywine Operating Partnership LP, 4.95%, 04/15/18	260	266	0.09
ERP Operating LP, 5.25%, 09/15/14	300	324	0.11
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,144	0.39
Prologis LP:
7.625%, 08/15/14	275	306	0.10
6.875%, 03/15/20	350	409	0.14
Simon Property Group LP:
4.20%, 02/01/15	300	322	0.11
5.25%, 12/01/16	385	439	0.15

		3,210	1.09

Retail - 0.85%
Home Depot, Inc., 4.40%, 04/01/21	350	398	0.14
McDonald's Corp., 4.30%, 03/01/13	540	557	0.19
Target Corp., 6.00%, 01/15/18	350	431	0.15
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	725	743	0.25
5.80%, 02/15/18	300	366	0.12

		2,495	0.85

Pipelines - 0.74%
Enbridge, Inc., 5.60%, 04/01/17	370	429	0.14
Energy Transfer Partners LP, 5.20%, 02/01/22	125	133	0.05
Enterprise Products Operating LLC, 6.30%, 09/15/17	420	503	0.17
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	562	596	0.20
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	204	0.07
Williams Partners LP, 3.80%, 02/15/15	300	320	0.11

		2,185	0.74

Chemicals - 0.69%
Dow Chemical Co/The, 4.125%, 11/15/21	617	644	0.22
Ecolab, Inc.:
2.375%, 12/08/14	730	756	0.26
3.00%, 12/08/16	180	190	0.06
Ei Du Pont De Nemours & Co., 0.894%, 03/25/141	455	459	0.15

		2,049	0.69

Transportation - 0.67%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	600	664	0.22
3.60%, 09/01/20	300	318	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	690	740	0.25
5.55%, 05/15/18	50	60	0.02
2.85%, 12/15/21	200	204	0.07

		1,986	0.67

Miscellaneous manufacturing - 0.61%
Danaher Corp., 2.30%, 06/23/16	725	759	0.26
General Electric Co., 5.25%, 12/06/17	620	724	0.24
Honeywell International, Inc., 3.875%, 02/15/14	300	318	0.11

		1,801	0.61

Aerospace/Defense - 0.60%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	480	595	0.20
4.40%, 02/15/20	15	17	0.01
United Technologies Corp.:
4.875%, 05/01/15	720	806	0.27
4.50%, 04/15/20	300	348	0.12

		1,772	0.60

Biotechnology - 0.58%
Amgen, Inc., 1.875%, 11/15/14	250	256	0.09
Biogen Idec, Inc., 6.00%, 03/01/13	640	666	0.23
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	104	0.03
3.05%, 12/01/16	80	85	0.03
4.40%, 12/01/21	550	598	0.20

		1,709	0.58

Mining - 0.53%
BHP Billiton Finance USA Ltd., 1.625%, 02/24/17	510	514	0.17
Newcrest Finance Pty Ltd, Series 144A, 4.45%, 11/15/212	450	464	0.16
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	312	0.11
Teck Resources Ltd., 3.15%, 01/15/17	260	270	0.09

		1,560	0.53

Food - 0.50%
General Mills, Inc., 0.848%, 05/16/141	500	501	0.17
The Kroger Co.:
7.50%, 01/15/14	600	666	0.23
2.20%, 01/15/17	300	307	0.10

		1,474	0.50

Computers - 0.48%
Hewlett-Packard Co., 0.891%, 05/30/141	300	296	0.10
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	48	0.02
International Business Machines Corp.:
1.95%, 07/22/16	635	656	0.22
5.70%, 09/14/17	350	422	0.14

		1,422	0.48

Iron/Steel - 0.32%
ArcelorMittal:
4.50%, 02/25/17	355	358	0.12
5.50%, 03/01/21	250	246	0.08
6.25%, 02/25/22	342	349	0.12

		953	0.32

Healthcare-services - 0.31%
Howard Hughes Medical Institute, 3.45%, 09/01/14	140	149	0.05
WellPoint, Inc.:
7.00%, 02/15/19	350	442	0.15
4.35%, 08/15/20	300	332	0.11

		923	0.31

Cosmetics/Personal Care - 0.28%
The Procter & Gamble Co., 1.80%, 11/15/15	790	819	0.28

		819	0.28

Insurance - 0.26%
Berkshire Hathaway, Inc., 0.94%, 02/11/131	755	759	0.26

		759	0.26

Environmental Control - 0.25%
Republic Services, Inc., 5.00%, 03/01/20	350	400	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	336	0.11

		736	0.25

Forest Products & Paper - 0.23%
International Paper Co., 4.75%, 02/15/22	640	684	0.23

		684	0.23

Auto Manufacturers - 0.20%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/142	300	304	0.10
Volkswagen International Finance NV, Series 144A, 1.078%, 04/01/141,2	300	299	0.10

		603	0.20

Investment Companies - 0.10%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	300	303	0.10

		303	0.10

Healthcare-products - 0.10%
Johnson & Johnson, 0.593%, 05/15/141	300	302	0.10

		302	0.10

Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	255	0.09

		255	0.09

Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	254	0.09

		254	0.09

Advertising - 0.08%
Omnicom Group, Inc., 3.625%, 05/01/22	250	251	0.08

		251	0.08

Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	64	0.02

		64	0.02

Total corporate bonds & notes		72,028	24.39

Municipals - 0.85%
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.85%, 05/01/374	300	300	0.10
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	600	604	0.20
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	772	0.26
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	317	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	528	0.18

Total municipals		2,521	0.85

Government & government agency bonds & notes outside the U.S. - 0.06%
European Investment Bank, 3.125%, 06/04/14	160	168	0.06

Total government & government agency bonds & notes outside the U.S.		168	0.06

Asset-backed obligations - 0.23%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/15	75	82	0.03
AmeriCredit Automobile Receivables Trust, 5.56%, 06/06/14	66	66	0.02
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	520	522	0.18

Total asset-backed obligations		670	0.23

Total bonds & notes (cost: $273,519,397)		283,350	95.97

Short-term securities - 8.84%
Abbot Laboratories, 0.12%, 06/27/123	3,900	3,899	1.32
Chevron Corp., 0.087%, 05/08/123	1,400	1,400	0.47
Colgate Palmolive Co., 0.096%, 05/02/123	3,000	3,000	1.02
Federal Home Loan Bank Discount Notes:3
0.106%, 05/04/12	2,600	2,600	0.88
0.084%, 05/16/12	1,200	1,200	0.41
0.10%, 05/18/12	3,000	3,000	1.02
Federal Home Loan Mortgage Corp. Discount Notes, 0.09%, 05/09/123	2,100	2,100	0.71
General Electric Co., 0.112%, 05/01/123	7,000	7,000	2.37
Wal-Mart Stores, Inc., 0.081%, 05/08/123	1,900	1,900	0.64

Total Short-term securities (cost: $26,098,945)		26,099	8.84

Total investment securities (cost: $299,618,342)		309,449	104.81
Other assets less liabilities		(14,208)	(4.81)

Net assets		$295,241	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2012.
2
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.   At April 30, 2012, the aggregate market value of these securities amounted to $4,689,344, representing 1.59% of net assets.

3			Zero coupon bond; interest rate represents current yield to maturity.
4			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fin.	= Finance
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Res.	= Resource
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 93.40%
Information Technology - 16.78%
International Business Machines Corp.	15,650	$3,241	1.72%
Google, Inc., Class A1	4,135	2,503	1.33
Keyence Corp.	9,000	2,137	1.13
Apple, Inc.1	3,350	1,957	1.04
Oracle Corp.	60,400	1,775	0.94
Broadcom Corp., Class A1	48,300	1,768	0.94
Samsung Electronics Co. Ltd. (GDR)	4,730	1,696	0.90
KLA-Tencor Corp.	28,500	1,486	0.79
Hitachi Ltd.	218,000	1,398	0.74
QUALCOMM, Inc.	21,300	1,360	0.72
Murata Manufacturing Co. Ltd.	21,100	1,214	0.64
Jack Henry & Associates, Inc.	32,300	1,097	0.58
ASML Holding NV	20,225	1,029	0.55
Genpact Ltd.1	58,400	974	0.52
Trend Micro, Inc.	28,800	878	0.47
Canon, Inc.	18,600	855	0.45
Gemalto NV	10,428	777	0.41
Accenture PLC, Class A	10,600	689	0.37
Premier Farnell PLC	196,400	684	0.36
Microsoft Corp.	21,300	682	0.36
Visa, Inc., Class A	5,200	640	0.34
TE Connectivity Ltd.	14,300	521	0.28
Jabil Circuit, Inc.	21,300	500	0.26
National Instruments Corp.	15,600	424	0.23
Hamamatsu Photonics K.K.	10,400	416	0.22
SAP AG	6,100	404	0.21
Microchip Technology, Inc.	11,000	389	0.21
Juniper Networks, Inc.1	6,100	131	0.07

		31,625	16.78

Financials - 13.21%
The Goldman Sachs Group, Inc.	24,500	2,821	1.50
HSBC Holdings PLC	306,939	2,765	1.47
AIA Group Ltd.	576,200	2,053	1.09
JPMorgan Chase & Co.	45,800	1,969	1.04
Standard Chartered PLC	74,900	1,831	0.97
Sampo OYJ, Class A	64,140	1,707	0.90
American Tower Corp.	23,200	1,521	0.81
ICICI Bank Ltd. (ADR)	44,300	1,501	0.80
Bank of China Ltd., Class H	2,867,000	1,201	0.64
The Charles Schwab Corp.	83,600	1,195	0.63
Marsh & McLennan Cos., Inc.	30,800	1,030	0.55
DBS Group Holdings Ltd.	87,157	983	0.52
BlackRock, Inc.	3,600	690	0.37
The Progressive Corp.	28,400	605	0.32
BNP Paribas	14,455	581	0.31
BOC Hong Kong Holdings Ltd.	166,500	517	0.27
Aflac, Inc.	8,400	378	0.20
The Allstate Corp.	9,900	330	0.17
Barclays PLC	90,000	319	0.17
Aon PLC	5,500	285	0.15
The Bank of East Asia Ltd.	68,400	256	0.14
Ace Ltd.	2,700	205	0.11
Sun Hung Kai Properties Ltd.	13,000	157	0.08

		24,900	13.21

Consumer Discretionary - 11.88%
Comcast Corp., Class A	76,100	2,308	1.22
Compagnie Financiere Richemont SA, Class A	32,617	2,016	1.07
The Home Depot, Inc.	36,400	1,885	1.00
Tiffany & Co.	25,900	1,773	0.94
Li & Fung Ltd.	658,000	1,408	0.75
Bayerische Motoren Werke AG	14,570	1,385	0.74
Hennes & Mauritz AB, Class B	39,479	1,356	0.72
Carnival Corp.	40,500	1,316	0.70
Target Corp.	18,500	1,072	0.57
Scripps Networks Interactive, Inc., Class A	18,800	944	0.50
Signet Jewelers Ltd.	18,700	912	0.48
LVMH Moet Hennessy Louis Vuitton SA	4,250	704	0.37
Stanley Black & Decker, Inc.	9,000	659	0.35
Denso Corp.	16,700	546	0.29
Time Warner Cable, Inc.	6,700	539	0.29
Coach, Inc.	6,700	490	0.26
The Walt Disney Co.	10,300	444	0.24
Nordstrom, Inc.	7,700	430	0.23
Genting Singapore PLC1	290,000	406	0.22
SES SA	15,000	359	0.19
NIKE, Inc., Class B	3,100	347	0.18
Discovery Communications, Inc., Class A1	5,900	321	0.17
Whitbread PLC	9,600	300	0.16
International Game Technology	18,300	285	0.15
McDonald's Corp.	1,800	175	0.09
The New York Times Co., Class A1	1,100	7	—

		22,387	11.88

Health Care - 11.88%
Gilead Sciences, Inc.1	49,700	2,585	1.37
Shire PLC	76,400	2,492	1.32
Bristol-Myers Squibb Co.	73,400	2,449	1.30
Seattle Genetics, Inc.1	117,200	2,317	1.23
Allergan, Inc.	23,400	2,246	1.19
Novartis AG	25,835	1,424	0.76
Bayer AG	19,276	1,358	0.72
Express Scripts Holding Co.1	23,100	1,289	0.69
Essilor International SA	13,645	1,202	0.64
Novo Nordisk A/S, Class B	7,320	1,080	0.57
Cerner Corp.1	13,200	1,070	0.57
Sysmex Corp.	21,600	874	0.46
Sonova Holding AG1	6,600	729	0.39
Roche Holding AG	2,240	409	0.22
UnitedHealth Group, Inc.	7,000	393	0.21
Agilent Technologies, Inc.1	6,400	270	0.14
DaVita, Inc.1	2,200	195	0.10

		22,382	11.88

Industrials - 11.49%
United Technologies Corp.	22,200	1,812	0.96
SMC Corp.	10,500	1,764	0.94
Cae, Inc.	151,900	1,661	0.88
Nielsen Holdings NV1	55,700	1,628	0.86
Schneider Electric SA1	26,183	1,608	0.85
Eaton Corp.	31,600	1,522	0.81
FANUC Corp.	7,300	1,243	0.66
Danaher Corp.	18,000	976	0.52
Iron Mountain, Inc.	31,300	951	0.50
Republic Services, Inc.	30,300	829	0.44
Norfolk Southern Corp.	11,300	824	0.44
JGC Corp.	24,000	695	0.37
3M Co.	7,400	661	0.35
The Boeing Co.	8,100	622	0.33
Assa Abloy AB, Class B	20,960	611	0.32
General Electric Co.	30,500	597	0.32
Union Pacific Corp.	5,200	585	0.31
FedEx Corp.	6,400	565	0.30
Caterpillar, Inc.	5,300	545	0.29
Emerson Electric Co.	9,700	510	0.27
Andritz AG	7,050	369	0.20
FirstGroup PLC	103,200	326	0.17
Bouygues SA	9,363	254	0.13
Mitsubishi Corp.	11,600	253	0.13
Illinois Tool Works, Inc.	3,800	218	0.12
Kurita Water Industries Ltd.	1,200	29	0.02

		21,658	11.49

Energy - 10.49%
Royal Dutch Shell PLC, Class A (ADR)	49,450	3,538	1.88
Schlumberger Ltd.	37,400	2,773	1.47
Cenovus Energy, Inc.	52,100	1,891	1.01
Noble Energy, Inc.	17,500	1,738	0.92
BG Group PLC	69,300	1,631	0.87
Encana Corp.	77,300	1,619	0.86
Halliburton Co.	40,100	1,372	0.73
Seadrill Ltd.	32,075	1,241	0.66
Ensco PLC (ADR)	20,100	1,098	0.58
Chevron Corp.	8,050	858	0.45
Fugro NV	9,795	714	0.38
Dril-quip, Inc.1	7,000	472	0.25
Cobalt International Energy, Inc.1	16,000	428	0.23
Pengrowth Energy Corp.	43,000	387	0.20

		19,760	10.49

Materials - 8.16%
Rio Tinto PLC	35,500	1,978	1.05
Allegheny Technologies, Inc.	45,800	1,967	1.04
Monsanto Co.	22,800	1,737	0.92
Air Liquide SA	10,650	1,370	0.73
Air Products & Chemicals, Inc.	13,700	1,171	0.62
Ecolab, Inc.	18,200	1,159	0.62
Newcrest Mining Ltd.	38,439	1,053	0.56
Linde AG	6,015	1,030	0.55
BHP Billiton Ltd.	27,091	1,003	0.53
Barrick Gold Corp.	24,600	995	0.53
Syngenta AG1	1,885	662	0.35
Inmet Mining Corp.	9,000	495	0.26
The Dow Chemical Co.	11,700	396	0.21
Nucor Corp.	9,200	361	0.19

		15,377	8.16

Consumer Staples - 6.59%
Danone SA	36,144	2,543	1.35
Nestle SA	33,223	2,035	1.08
Pernod-Ricard SA	18,823	1,954	1.04
Ajinomoto Co., Inc.	84,000	1,087	0.58
Diageo PLC	42,600	1,072	0.57
Philip Morris International, Inc.	10,300	922	0.49
Tingyi (Cayman Islands) Holding Corp.	296,000	791	0.42
Imperial Tobacco Group PLC	18,406	736	0.39
L'Oreal SA	3,357	404	0.22
Reckitt Benckiser Group PLC	6,900	402	0.21
Colgate-Palmolive Co.	2,700	267	0.14
Tesco PLC	38,100	196	0.10

		12,409	6.59

Telecommunication Services - 1.77%
Softbank Corp.	55,100	1,654	0.88
Oi SA (ADR)	52,046	849	0.45
Swisscom AG	845	315	0.17
Telus Corp.	5,100	299	0.16
Koninklijke KPN NV	23,775	213	0.11

		3,330	1.77

Utilities - 1.15%
Hong Kong & China Gas Co. Ltd.	410,800	1,051	0.56
National Grid PLC	91,200	985	0.52
GDF Suez	5,391	124	0.07

		2,160	1.15

Total Common Stocks (cost: $166,305,499)		175,988	93.40

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 8.06%
Chevron Corp., 0.101%, 05/08/122	$3,100	$3,100	1.64%
Federal Home Loan Bank Discount Notes, 0.085%, 05/16/122	400	400	0.21
General Electric Co., 0.112%, 05/01/122	3,200	3,200	1.70
Novartis Finance Crop., 0.01%, 05/01/122	2,200	2,200	1.17
Quebec Govt., 1.215%, 08/17/12	3,300	3,297	1.75
Texas Instruments International Management Co., 0.122%, 05/07/122	3,000	3,000	1.59

Total Short-term securities (cost: $15,198,083)		15,197	8.06

Total investment securities (cost: $181,503,582)		191,185	101.46
Other assets less liabilities		(2,754)	(1.46)

Net assets		$188,431	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Non-U.S. Equity Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.82%
Consumer Staples - 12.92%
Pernod-Ricard SA	16,822	$1,746	2.37%
Danone SA	23,592	1,660	2.25
Nestle SA	26,859	1,645	2.24
Diageo PLC	46,100	1,160	1.58
Ajinomoto Co., Inc.	58,000	751	1.02
L'Oreal SA	5,536	666	0.90
Tingyi (Cayman Islands) Holding Corp.	236,000	631	0.86
Imperial Tobacco Group PLC	13,442	538	0.73
Tesco PLC	82,700	426	0.58
Reckitt Benckiser Group PLC	4,900	285	0.39

		9,508	12.92

Financials - 12.60%
HSBC Holdings PLC	202,011	1,820	2.47
AIA Group Ltd.	453,000	1,614	2.19
Sampo OYJ, Class A	39,764	1,058	1.44
DBS Group Holdings Ltd.	90,286	1,019	1.39
Standard Chartered PLC	41,000	1,002	1.36
ICICI Bank Ltd. (ADR)	20,200	685	0.93
BNP Paribas	12,731	511	0.70
Bank of China Ltd., Class H	1,130,000	473	0.64
Svenska Handelsbanken AB, A Shares	10,100	327	0.45
Australia & New Zealand Banking Group Ltd.	10,808	269	0.37
Barclays PLC	73,400	260	0.35
The Bank of East Asia Ltd.	38,000	142	0.19
Banco Bradesco SA (ADR)	5,600	90	0.12

		9,270	12.60

Information Technology - 11.58%
Keyence Corp.	6,100	1,449	1.97
Hitachi Ltd.	198,000	1,270	1.73
Murata Manufacturing Co. Ltd.	20,200	1,163	1.58
Samsung Electronics Co. Ltd. (GDR)	3,159	1,132	1.54
ASML Holding NV	14,650	745	1.01
Canon, Inc.	13,300	611	0.83
Gemalto NV	7,799	581	0.79
Trend Micro, Inc.	15,900	485	0.66
SAP AG	7,306	484	0.66
Premier Farnell PLC	97,300	339	0.46
Hamamatsu Photonics K.K.	6,500	260	0.35

		8,519	11.58

Industrials - 11.02%
Assa Abloy AB, Class B	47,822	1,394	1.89
FANUC Corp.	7,700	1,311	1.78
SMC Corp.	7,800	1,310	1.78
Schneider Electric SA1	15,285	939	1.28
Cae, Inc.	79,500	869	1.18
Andritz AG	14,930	781	1.06
JGC Corp.	23,000	666	0.91
Mitsubishi Corp.	11,900	260	0.35
Bouygues SA	8,965	243	0.33
FirstGroup PLC	65,700	208	0.28
Nidec Corp.	1,200	108	0.15
Kurita Water Industries Ltd.	1,000	25	0.03

		8,114	11.02

Energy - 10.57%
BG Group PLC	78,200	1,841	2.50
Fugro NV	20,142	1,468	2.00
Seadrill Ltd.	34,954	1,353	1.84
Royal Dutch Shell PLC, Class A (ADR)	18,400	1,316	1.79
Cenovus Energy, Inc.	27,600	1,002	1.36
Encana Corp.	38,100	798	1.08

		7,778	10.57

Consumer Discretionary - 9.76%
Compagnie Financiere Richemont SA, Class A	26,515	1,639	2.23
Bayerische Motoren Werke AG	8,964	852	1.16
Hennes & Mauritz AB, Class B1	23,873	820	1.11
LVMH Moet Hennessy Louis Vuitton SA	4,708	780	1.06
Li & Fung Ltd.	306,000	655	0.89
Inditex SA	6,288	565	0.77
SES SA	20,622	494	0.67
Carnival PLC	12,300	400	0.54
Whitbread PLC	10,800	338	0.46
Denso Corp.	9,800	320	0.44
Wolters Kluwer NV	18,550	320	0.43

		7,183	9.76

Materials - 9.12%
Syngenta AG1	4,143	1,455	1.98
Rio Tinto PLC	19,800	1,103	1.50
Barrick Gold Corp.	18,700	757	1.03
Air Liquide SA	5,707	734	1.00
Linde AG	4,213	721	0.98
BHP Billiton Ltd.	16,874	625	0.85
Newcrest Mining Ltd.	20,665	566	0.77
Inmet Mining Corp.	10,200	561	0.76
Anglo American PLC	4,900	188	0.25

		6,710	9.12

Health Care - 8.72%
Shire PLC	36,600	1,194	1.62
Novo Nordisk A/S, Class B	7,369	1,087	1.48
Essilor International SA	10,219	900	1.22
Bayer AG	12,601	888	1.21
Novartis AG	16,035	884	1.20
Roche Holding AG	3,829	700	0.95
Sysmex Corp.	16,100	651	0.89
Sonova Holding AG1	1,025	113	0.15

		6,417	8.72

Telecommunication Services - 4.05%
Softbank Corp.	40,000	1,200	1.63
Oi SA (ADR)	23,143	415	0.56
Koninklijke KPN NV	46,100	414	0.56
Swisscom AG	917	342	0.47
Telstra Corp. Ltd.	89,259	329	0.45
Telus Corp.	4,400	258	0.35
Oi SA	2,968	20	0.03

		2,978	4.05

Utilities - 2.48%
Hong Kong & China Gas Co. Ltd.	379,000	969	1.32
National Grid PLC	70,400	760	1.03
GDF Suez	4,175	96	0.13

		1,825	2.48

Total Common Stocks (cost: $67,225,066)		68,302	92.82

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.66%
Chariot Funding LLC, 0.172%, 05/18/122	$1,300	1,300	1.77
Federal Home Loan Bank, 0.079%, 06/22/122	1,000	1,000	1.36
General Electric Co., 0.111%, 05/01/122	1,100	1,100	1.49
NetJets, Inc., 0.132%, 05/03/122	900	900	1.22
Paccar Financial Corp., 0.132%, 05/07/122	600	600	0.82

Total Short-term securities (cost: $4,899,759)		4,900	6.66

Total investment securities (cost: $72,124,825)		73,202	99.48
Other assets less liabilities		384	0.52

Net assets		$73,586	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital U.S. Equity Fund
Schedule of Investments
at April 30, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.20%
Information Technology - 17.24%
International Business Machines Corp.	11,700	$2,423	2.79%
Google, Inc., Class A1	2,450	1,483	1.71
Apple, Inc.1	2,450	1,431	1.65
Microsoft Corp.	42,600	1,364	1.57
Jack Henry & Associates, Inc.	34,800	1,182	1.36
Oracle Corp.	40,200	1,182	1.36
QUALCOMM, Inc.	17,100	1,092	1.26
Broadcom Corp., Class A1	29,600	1,083	1.25
KLA-Tencor Corp.	16,000	834	0.96
Accenture PLC, Class A	11,700	760	0.87
Microchip Technology, Inc.	16,600	587	0.68
TE Connectivity Ltd.	11,500	419	0.48
Genpact Ltd.1	25,000	417	0.48
Visa, Inc., Class A	3,100	381	0.44
Jabil Circuit, Inc.	13,900	326	0.38

		14,964	17.24

Consumer Discretionary - 14.40%
Comcast Corp., Class A	63,400	1,923	2.21
The Home Depot, Inc.	30,000	1,554	1.79
Carnival Corp.	46,800	1,521	1.75
Target Corp.	21,000	1,217	1.40
Tiffany & Co.	17,300	1,184	1.36
Stanley Black & Decker, Inc.	14,000	1,024	1.18
Darden Restaurants, Inc.	15,900	796	0.92
Coach, Inc.	9,800	717	0.83
The Walt Disney Co.	15,400	664	0.76
Scripps Networks Interactive, Inc., Class A	12,900	648	0.75
Signet Jewelers Ltd.	10,700	522	0.60
NIKE, Inc., Class B	3,300	369	0.43
Time Warner Cable, Inc.	3,000	241	0.28
International Game Technology	7,900	123	0.14

		12,503	14.40

Industrials - 14.36%
United Technologies Corp.	17,700	1,445	1.66
Danaher Corp.	26,400	1,431	1.65
Iron Mountain, Inc.	41,000	1,245	1.43
Emerson Electric Co.	22,700	1,193	1.37
Eaton Corp.	24,300	1,171	1.35
Nielsen Holdings NV1	30,300	885	1.02
Norfolk Southern Corp.	12,000	875	1.01
3M Co.	8,900	795	0.92
Republic Services, Inc.	24,700	676	0.78
Caterpillar, Inc.	6,300	648	0.74
Union Pacific Corp.	4,000	450	0.52
Cae, Inc.	38,300	419	0.48
United Parcel Service, Inc., Class B	4,700	367	0.42
The Boeing Co.	4,700	361	0.42
FedEx Corp.	3,500	309	0.36
General Electric Co.	10,100	198	0.23

		12,468	14.36

Energy - 13.55%
Schlumberger Ltd.	23,700	1,757	2.03
Cenovus Energy, Inc.	41,400	1,501	1.73
Royal Dutch Shell PLC, Class A (ADR)	17,500	1,252	1.44
Noble Energy, Inc.	11,200	1,112	1.28
Chevron Corp.	10,300	1,098	1.27
Royal Dutch Shell PLC, Class B (ADR)	11,600	851	0.98
Halliburton Co.	24,700	845	0.97
Ensco PLC (ADR)	14,500	793	0.91
EOG Resources, Inc.	6,200	681	0.79
Dril-quip, Inc.1	8,400	566	0.65
Encana Corp.	23,700	496	0.57
Exxon Mobil Corp.	4,700	406	0.47
Cobalt International Energy, Inc.1	15,000	401	0.46

		11,759	13.55

Health Care - 13.18%
Bristol-Myers Squibb Co.	60,200	2,009	2.31
Allergan, Inc.	17,700	1,699	1.96
Shire PLC	16,600	1,619	1.87
Gilead Sciences, Inc.1	28,900	1,503	1.73
Express Scripts Holding Co.1	20,000	1,116	1.28
Cerner Corp.1	13,500	1,095	1.26
Seattle Genetics, Inc.1	44,700	884	1.02
UnitedHealth Group, Inc.	10,700	601	0.69
Pfizer, Inc.	18,000	413	0.48
Novo Nordisk A/S	2,500	367	0.42
Agilent Technologies, Inc.1	3,300	139	0.16

		11,445	13.18

Financials - 11.27%
JPMorgan Chase & Co.	38,700	1,663	1.92
The Goldman Sachs Group, Inc.	13,600	1,566	1.80
American Tower Corp.	21,600	1,417	1.63
BB&T Corp.	40,100	1,285	1.48
Marsh & McLennan Cos., Inc.	23,600	789	0.91
BlackRock, Inc.	3,200	613	0.71
The Charles Schwab Corp.	40,500	579	0.67
Aflac, Inc.	10,100	455	0.52
The Progressive Corp.	19,400	413	0.48
Ace Ltd.	5,300	403	0.46
The Allstate Corp.	10,200	340	0.39
Aon PLC	5,000	259	0.30

		9,782	11.27

Materials - 7.52%
Allegheny Technologies, Inc.	33,300	1,430	1.65
Monsanto Co.	16,100	1,226	1.41
Air Products & Chemicals, Inc.	13,600	1,163	1.34
Barrick Gold Corp.	19,700	796	0.92
Ecolab, Inc.	11,300	720	0.83
Rio Tinto PLC	7,900	443	0.51
Nucor Corp.	10,700	419	0.48
The Dow Chemical Co.	9,700	329	0.38

		6,526	7.52

Consumer Staples - 2.81%
Philip Morris International, Inc.	10,200	913	1.05
Nestle SA (ADR)	10,700	654	0.75
Colgate-Palmolive Co.	4,300	425	0.49
PepsiCo, Inc.	4,300	284	0.33
Diageo PLC (ADR)	1,600	162	0.19

		2,438	2.81

Utilities - 0.87%
National Grid PLC	8,900	482	0.55
Edison International	6,300	277	0.32

		759	0.87

Total Common Stocks (cost: $72,730,665)		82,644	95.20

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 3.92%
Abbot Laboratories, 0.120%, 06/27/12	$500	500	0.58
Merck & Co., Inc., 0.097%, 06/06/122	2,200	2,200	2.53
U.S. Treasury Bill, 0.117%, 08/23/122	700	699	0.81

Total Short-term securities (cost: $3,399,426)		3,399	3.92

Total investment securities (cost: $76,130,091)		86,043	99.12
Other assets less liabilities		767	0.88

Net assets		$86,810	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Capital Private Client Services Funds
Notes to financial statements (unaudited)

1.   Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust.  The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The Trust has five fixed income funds (Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund) and three equity funds (Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund) (each a “Fund,” collectively the “Funds”).  On April 1, 2011, Capital Global Equity Fund and Capital Non-U.S. Equity Fund each obtained its initial capitalization of $25,000,000 from the sale of shares of beneficial interest to Capital Guardian Trust Company.  The Trust’s fiscal year ends on October 31.  Each Fund offers one class of shares.

Endowments-Growth and Income Portfolio (the “Predecessor Fund”), was reorganized into the Capital U.S. Equity Fund, effective at the close of business April 1, 2011, pursuant to an Agreement and Plan of Reorganization, dated March 25, 2011, and approved by the shareholders of the Predecessor Fund.  The Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund.  In connection with the reorganization, the fiscal year end and tax year end of the Predecessor Fund was changed from July 31 to October 31 to conform with the other series of the Trust.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital.  Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax.  Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital.  Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.  Capital Core Bond Fund seeks to provide current income and to preserve capital.  Capital Global Equity Fund and Capital Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2.   Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America.  These principles require management to make estimates and assumptions that affect reported amounts and disclosures.  Actual results could differ from those estimates.  The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers.  Realized gains and losses from security transactions are determined based on the specific identified cost of the securities.  In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared and paid monthly for the Fixed Income funds after the determination of each Fund’s net investment income.  Dividends paid to shareholders for the Equity funds are recorded on the ex-dividend date.  Distributions paid to shareholders are recorded on the ex-dividend date for all funds.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.  Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.   Valuation

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value.  The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below.  The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations.  The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets.  Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.  For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of April 30, 2012 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$272,472	$–	$272,472
Short-term investments	–	14,845	–	14,845
Total	$–	$287,317	$–	$287,317

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$120,194	$–	$120,194
Short-term investments	–	7,675	–	7,675
Total Investments	$–	$127,869	$–	$127,869

Investment Securities	Level 1	Level 2	Level 3	Total
Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$172,199	$–	$172,199
Short-term investments	–	15,195	–	15,195
Total Investments	$–	$187,394	$–	$187,394

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$78,375	$–	$78,375
Short-term investments	–	26,488	–	26,488
Total Investments	$–	$104,863	$–	$104,863

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$135,362	$–	$135,362
Mortgage-backed obligations	–	72,601	–	72,601
Corporate bonds & notes	–	72,028	–	72,028
Municipals	–	2,521		2,521
Government agency bonds & notes outside the U.S.	–	168	–	168
Asset-backed obligations	–	670	–	670
Short-term investments	–	26,099	–	26,099
Total investments	$–	$309,449	$–	$309,449

Capital Global Equity Fund
Common Stocks	$175,988	$–	$–	$175,988
Short-term investments	–	15,197	–	15,197
Total Investments	$175,988	$15,197	$–	$191,185

Capital Non-U.S. Equity Fund
Common Stocks	$68,302	$–	$–	$68,302
Short-term investments	–	4,900	–	4,900
Total Investments	$68,302	$4,900	$–	$73,202

Capital U.S. Equity Fund
Common Stocks	$82,644	$–	$–	$82,644
Short-term investments	–	3,399	–	3,399
Total Investments	$82,644	$3,399	$–	$86,043

At April 30, 2012, Capital Global Equity Fund transferred $71,689 from Level 2 to Level 1 and Capital Non-U.S. Equity Fund transferred $58,512 from Level 2 to Level 1.  The Funds’ recognize transfers between the Levels as of the end of the reporting period.  The transfer occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedure, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.  There were no Level 3 securities held in the Funds during the period ended April 30, 2012.

4.   Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the Funds to experience a loss and may affect their share price.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities.  The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or similar project type may make the Funds more susceptible to certain economic, political or regulatory occurrences.  As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The investment adviser to the Funds actively manages the Funds’ investments.  Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California – Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.  Accordingly, the current market values for these securities will fluctuate with changes in interest rates.  Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage related securities – Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general.  If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income.  Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended.  This reduces the potential for the Funds to invest the principal in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates.  These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.  Securities markets in certain countries may be more volatile and/or less liquid than those in the United States.  Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.  The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

5.   Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year.  The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.  Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.  Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes.  The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes.  These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts.  The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the year ended October 31, 2011 and the period ended October 31, 2010, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-Exempt		Ordinary Income		Long-Term Capital Gains
	2011	2010	2011	2010	2011	2010
Capital Core Municipal Fund	$ 5,206	$ 2,249	$579	$ 5	$ –	$ –
Capital Short-Term Municipal Fund	1,315	387	100	3	–	–
Capital California Core Municipal Fund	2,969	1,095	3	3	–	–
Capital California Short-Term Municipal Fund	510	164	-1	1	–	–
Capital Core Bond Fund	–	–	8,002	2,106	–	–
Capital Global Equity Fund*	–	N/A	–	N/A	–	N/A
Capital Non-U.S. Equity Fund*	–	N/A	–	N/A	–	N/A
Capital U.S. Equity Fund*	–	N/A	485	N/A	–	N/A
 *Commencement of operations was 4/1/11.
 1 Rounds to less than $1,000.

At October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Tax- Exempt	Undistributed ordinary income	Undistributed Long-Term Capital Gains	Capital Loss Carryover	Unrealized appreciation (depreciation)	Total
Capital Core Municipal Fund	$ 1	$ –	$ –	$ (615)	$ 5,724	$ 5,110
Capital Short-Term Municipal Fund	–	–	–	(14)	1,859	1,845
Capital California Core Municipal Fund	1	–	32	–	2,940	2,973
Capital California Short-Term Municipal Fund	–	29	1	–	517	547
Capital Core Bond Fund	–	145	212	–	8,193	8,550
Capital Global Equity Fund	–	371	–	(2,560)	(3,142)	(5,331)
Capital Non-U.S. Equity Fund	–	206	–	(1,714)	(3,031)	(4,539)
Capital U.S. Equity Fund	–	39	3,823	–	2,794	6,656

Capital loss carryovers available to the Funds at October 31, 2011 were as follows (dollars in thousands):

	Expiring 2019	Expiring Unlimited
Capital Core Municipal Fund	$ 615	$ –
Capital Short-Term Municipal Fund	14	–
Capital California Core Municipal Fund	–	–
Capital California Short-Term Municipal Fund1	–	–
Capital Core Bond Fund	–	–
Capital Global Equity Fund	–	2,560
Capital Non-U.S. Equity Fund	–	1,714
Capital U.S. Equity Fund2	–	–
1 During the year ended October 31, 2011, a capital loss carryforward of $9,029 was utilized to offset net realized gains by the Fund.
2 During the year ended October 31, 2011, a capital loss carryforward of $5,888,631 was utilized to offset net realized gains by the Fund.  This capital loss carryforward amount came over as part of merger with ENDI Target Fund.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at April 30, 2012 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Core Municipal Fund	$ 275,157	$ 12,194	$ (34)	$ 12,160
Capital Short-Term Municipal Fund	124,737	3,144	(12)	3,132
Capital California Core Municipal Fund	180,550	6,854	(10)	6,844
Capital California Short-Term Municipal Fund	103,310	1,561	(8)	1,553
Capital Core Bond Fund	299,618	9,855	(24)	9,831
Capital Global Equity Fund	181,504	13,038	(3,357)	9,681
Capital Non-U.S. Equity Fund	72,125	3,583	(2,506)	1,077
Capital U.S. Equity Fund	76,130	11,418	(1,505)	9,913

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Previously, net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

6.   Fees and transactions with related parties

CGTC, serves as investment adviser to the Funds and other funds.  CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through December 31, 2012, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily.  The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, the CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds.  The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund.  The unified management fee for the Capital Global Equity Fund and Capital Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses.  These expenses which are not paid by CGTC from the unified management fee are paid by the funds.  A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares.  The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC.  No affiliated officers or directors received any compensation directly from the Trust.

7.      Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase/decrease
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Period ended April 30, 2012
Capital Core Municipal Fund	$ 46,173	4,420	$1,505	143	$ (12,667)	(1,207)	$ 35,011	3,356
Capital Short-Term Municipal Fund	41,360	4,034	778	76	(54,410)	(5,293)	(12,272)	(1,183)
Capital California Core Municipal Fund	35,937	3,434	1,033	99	(11,041)	(1,054)	25,929	2,479
Capital California Short-Term Municipal Fund	51,151	4,980	349	34	(23,990)	(2,347)	27,510	2,667
Capital Core Bond Fund	37,506	3,590	1,946	186	(26,996)	(2,584)	12,456	1,192
Capital Global Equity Fund	86,693	9,254	343	38	(34,299)	(3,739)	52,737	5,553
Capital Non-U.S. Equity Fund	24,035	2,577	239	28	(3,756)	(427)	20,518	2,178
Capital U.S. Equity Fund	22,715	1,605	3,718	282	(15,997)	(1,142)	10,436	745
Year ended October 31, 2011
Capital Core Municipal Fund	$ 49,386	4,861	$ 3,067	303	$ (70,976)	(7,057)	$ (18,523)	(1,893)
Capital Short-Term Municipal Fund	97,060	9,606	1,193	118	(50,448)	(4,982)	47,805	4,742

Capital California Core Municipal Fund	33,834	3,353	1,464	145	(46,502)	(4,641)	(11,204)	(1,143)
Capital California Short-Term Municipal Fund	54,808	5,440	377	38	(29,445)	(2,918)	25,740	2,560
Capital Core Bond Fund	92,892	9,085	6,162	609	(48,912)	(4,784)	50,142	4,910
Capital Global Equity Fund*	133,035	13,910	-	-	(2,233)	(245)	130,802	13,665
Capital Non-U.S. Equity Fund*	57,057	5,776	-	-	(2,503)	(268)	54,554	5,508
Capital U.S. Equity Fund*	8,986	623	389	28	(15,366)	(1,073)	(5,991)	(422)
*Commencement of operations was 4/1/11.
Eight months ended March 31, 2011
Capital U.S. Equity Fund	$ 5,020	347	$ 909	63	$ (7,790)	(559)	$ (1,861)	(149)

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

8.      Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended April 30, 2012 as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Core Municipal Fund	$ –	$ 43,060	$ –	$ 7,949
Capital Short-Term Municipal Fund	–	20,026	–	15,971
Capital California Core Municipal Fund	–	51,288	–	23,570
Capital California Short-Term Municipal Fund	–	27,973	–	4,505
Capital Core Bond Fund	141,169	19,292	126,775	17,749
Capital Global Equity Fund	–	72,392	–	22,285
Capital Non-U.S. Equity Fund	–	24,697	–	6,830
Capital U.S. Equity Fund	–	25,814	–	21,395

9.   Fund Merger

On April 01, 2011, the Capital U.S. Equity Fund acquired all of the assets and assumed all of the liabilities of Endowments - Growth and Income Portfolio (the "Predecessor Fund") pursuant to a plan of reorganization approved by the Board of Trustees on January 31, 2011.  The acquisition was accomplished by a tax-free exchange as follows:

5,599,076 shares of the Predecessor Fund, valued at $86,205,437 were outstanding on the close of business on April 01, 2011. Capital U.S. Equity Fund began with a $10.00 seed investment. After the reorganization Capital U.S. Equity Fund had 5,599,076 shares valued at $86,205,447.

The investment portfolio and cash of the Predecessor Fund, with a value of $86,205,437 and identified cost of $57,353,020 were the principal assets acquired by the Capital U.S. Equity Fund.  For financial reporting purposes, assets received and shares issued by the Capital U.S. Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Capital U.S. Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.  Immediately prior to the merger, the net assets of the Predecessor Fund were $86,205,437.

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been reflected in the statement of operations since April 01, 2011 for the Capital U.S. Equity Fund.

	Before Reorganization		After Reorganization
	Endowments - Growth and Income Portfolio	Capital U.S Equity Fund	Capital U.S. Equity Fund
Net Assets	$86,205,437	$10	$86,205,447
Shares Outstanding	5,599,076	–	5,599,076
Net Asset Value per Share	$15.40	$–	$15.40
Net unrealized appreciation/(depreciation)	18,636,603	–	18,636,603
Accumulated net realized gain/(loss)	(5,895,126)	–	(5,895,126)

Capital Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/122		10/31/11	10/31/103

Selected per share data:

Net asset value, beginning of period		$10.29		$10.27	$10.00

Income from investment operations:
	Net investment income4	0.10		0.21	0.10
	Net realized and unrealized gains on securities	0.25		0.04	0.26
	Total from investment operations	0.35		0.25	0.36

Dividends and distributions:
	Dividends from net investment income	(0.10)		(0.21)	(0.09)
	Distributions from capital gain	—		(0.02)	—	5
	Total dividends and distributions	(0.10)		(0.23)	(0.09)

Net asset value, end of period		$10.54		$10.29	$10.27

Total Return6		3.43%		2.56%	3.63%

Net assets, end of period (in millions)		$291		$250	$269

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.42%	7	0.42%	0.43%	7
	Ratio of expenses to average net assets after reimbursement6	0.40%	7	0.40%	0.40%	7
	Ratio of net investment income to average net assets6	1.97%	7	2.10%	1.81%	7

	Portfolio turnover rate	3%	8	19%	25%	8

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Rounds to less than $0.00.
6	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
7	Annualized.
8	Not annualized for periods less than one year.

Capital Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/122		10/31/11	10/31/103

Selected per share data:

Net asset value, beginning of period		$10.19		$10.17	$10.00

Income from investment operations:
	Net investment income4	0.07		0.11	0.05
	Net realized and unrealized gains on securities	0.11		0.02	0.17
	Total from investment operations	0.18		0.13	0.22

Dividends and distributions:
	Dividends from net investment income	(0.07)		(0.10)	(0.05)
	Distributions from capital gain	—		(0.01)	—	5
	Total dividends and distributions	(0.07)		(0.11)	(0.05)

Net asset value, end of period		$10.30		$10.19	$10.17

Total Return6		1.73%		1.33%	2.17%

Net assets, end of period (in millions)		$127		$138	$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.45%	7	0.46%	0.48%	7
	Ratio of expenses to average net assets after reimbursement6	0.40%	7	0.40%	0.40%	7
	Ratio of net investment income to average net assets6	1.28%	7	1.04%	0.94%	7

	Portfolio turnover rate	13%	8	15%	36%	8

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Rounds to less than $0.00.
6	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
7	Annualized.
8	Not annualized for periods less than one year.

Capital California Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/122		10/31/11		10/31/103

Selected per share data:

Net asset value, beginning of period		$10.25		$10.19		$10.00

Income from investment operations:
	Net investment income4	0.11		0.20		0.08
	Net realized and unrealized gains on securities	0.29		0.06		0.18
	Total from investment operations	0.40		0.26		0.26

Dividends and distributions:
	Dividends from net investment income	(0.11)		(0.20)		(0.07)
	Distributions from capital gain	—	5	—	5	—	5
	Total dividends and distributions	(0.11)		(0.20)		(0.07)

Net asset value, end of period		$10.54		$10.25		$10.19

Total Return6		3.89%		2.61%		2.61%

Net assets, end of period (in millions)		$188		$158		$169

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.43%	7	0.42%		0.45%	7
	Ratio of expenses to average net assets after reimbursement6	0.40%	7	0.40%		0.40%	7
	Ratio of net investment income to average net assets6	2.07%	7	1.98%		1.41%	7

	Portfolio turnover rate	15%	8	24%		13%	8

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Rounds to less than $0.00.
6	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
7	Annualized.
8	Not annualized for periods less than one year.

Capital California Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/122		10/31/11	10/31/103

Selected per share data:

Net asset value, beginning of period		$10.12		$10.13	$10.00

Income from investment operations:
	Net investment income4	0.05		0.08	0.04
	Net realized and unrealized gains (losses) on securities	0.16		(0.01)	0.13
	Total from investment operations	0.21		0.07	0.17

Dividends and distributions:
	Dividends from net investment income	(0.05)		(0.08)	(0.04)
	Distributions from capital gain	—	5	—	—
	Total dividends and distributions	(0.05)		(0.08)	(0.04)

Net asset value, end of period		$10.28		$10.12	$10.13

Total Return6		2.10%		0.72%	1.67%

Net assets, end of period (in millions)		$105		$77	$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.47%	7	0.49%	0.55%	7
	Ratio of expenses to average net assets after reimbursement6	0.40%	7	0.40%	0.40%	7
	Ratio of net investment income to average net assets6	0.95%	7	0.83%	0.79%	7

	Portfolio turnover rate	7%	8	20%	35%	8

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Rounds to less than $0.00.
6	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
7	Annualized.
8	Not annualized for periods less than one year.

Capital Core Bond Fund
Financial highlights1
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/122		10/31/11	10/31/103

Selected per share data:

Net asset value, beginning of period		$10.40		$10.45	$10.00

Income from investment operations:
	Net investment income4	0.09		0.19	0.09
	Net realized and unrealized gains on securities	0.11		0.09	0.46
	Total from investment operations	0.20		0.28	0.55

Dividends and distributions:
	Dividends from net investment income	(0.09)		(0.20)	(0.09)
	Distributions from capital gain	(0.01)		(0.13)	(0.01)
	Total dividends and distributions	(0.10)		(0.33)	(0.10)

Net asset value, end of period		$10.50		$10.40	$10.45

Total Return5		2.00%		2.80%	5.52%

Net assets, end of period (in millions)		$295		$280	$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.42%	6	0.42%	0.44%	6
	Ratio of expenses to average net assets after reimbursement5	0.40%	6	0.40%	0.40%	6
	Ratio of net investment income to average net assets5	1.72%	6	1.82%	1.65%	6

	Portfolio turnover rate	52%	7	118%	123%	7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

Capital Global Equity Fund
Financial highlights1
(for a share outstanding throughout each period)

		For the six months ended	For the year ended
		4/30/122	10/31/113

Selected per share data:

Net asset value, beginning of period		$9.18	$10.00

Income from investment operations:
	Net investment income4	0.05	0.05
	Net realized and unrealized gains (losses) on securities and currency	0.62	(0.87)
	Total from investment operations	0.67	(0.82)

Dividends and distributions:
	Dividends from net investment income	(0.04)	—
	Distributions from capital gain	—	—
	Total dividends and distributions	(0.04)	—

Net asset value, end of period		$9.81	$9.18

Total Return5		7.33%	(8.20)%

Net assets, end of period (in millions)		$188	$125

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement6	0.86%	0.87%
	Ratio of expenses to average net assets after reimbursement5,6	0.85%	0.85%
	Ratio of net investment income to average net assets5,6	1.17%	0.94%

	Portfolio turnover rate7	16%	15%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 1, 2011.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

Capital Non-U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each period)

		For the six months ended	For the year ended
		4/30/122	10/31/113

Selected per share data:

Net asset value, beginning of period		$9.08	$10.00

Income from investment operations:
	Net investment income4	0.10	0.07
	Net realized and unrealized gains (losses) on securities and currency	0.44	(0.99)
	Total from investment operations	0.54	(0.92)

Dividends and distributions:
	Dividends from net investment income	(0.05)	—
	Distributions from capital gain	—	—
	Total dividends and distributions	(0.05)	—

Net asset value, end of period		$9.57	$9.08

Total Return5		6.03%	(9.20)%

Net assets, end of period (in millions)		$74	$50

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement6	0.88%	0.89%
	Ratio of expenses to average net assets after reimbursement5,6	0.85%	0.85%
	Ratio of net investment income to average net assets5,6	2.10%	1.32%

	Portfolio turnover rate7	13%	20%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 1, 2011.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

Capital U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each period)

	For the six months ended		For the year ended		For the eight months ended		For the year ended
	4/30/122		10/31/113		3/31/11		7/31/10	7/31/09	7/31/08	7/31/07

Selected per share data:

Net asset value, beginning of period	$ 14.32		$ 15.33		$13.09		$11.78	$14.24	$16.14	$14.86

Income from investment operations:
Net investment income4	0.09		0.10		0.16		0.22	0.24	0.26	0.29
Net realized and unrealized gains (losses) on securities and currency	1.15		(1.02)		2.28		1.30	(2.44)	(1.48)	2.03
Total from investment operations	1.24		(0.92)		2.44		1.52	(2.20)	(1.22)	2.32

Dividends and distributions:
Dividends from net investment income	(0.08)	(0.09)			(0.20)		(0.21)	(0.26)	(0.30)	(0.27)
Distributions from capital gain	(0.82)	—			—		—	—	(0.38)	(0.77)
Total dividends and distributions	(0.90)	(0.09)			(0.20)		(0.21)	(0.26)	(0.68)	(1.04)

Net asset value, end of period	$ 14.66	$ 14.32			$15.33		$13.09	$11.78	$14.24	$16.14

Total Return5	9.43%		(6.42)%		18.72%		12.91%	(15.29)%	(7.95)%	16.02%

Net assets, end of period (in millions)	$ 87		$ 74		$86		$75	$79	$108	$119

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.67	%6	0.67	%6	1.04	%6	0.79%	0.74%	0.67%	0.69%
Ratio of expenses to average net assets after reimbursement5	0.65	%6	0.65	%6	0.75	%6	0.75%	0.71%	0.62%	0.64%
Ratio of net investment income to average net assets5	1.22	%6	1.13	%6	1.67	%6	1.72%	2.12%	1.67%	1.81%

Portfolio turnover rate	30	%7	82	%7	7	%7	22%	39%	21%	24%

1								Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2								Unaudited.
3								Endowments – Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011.
4								Based on average shares outstanding.
5										Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
6								Annualized.
7								Not annualized for periods of less than one year.

Capital Private Client Services Funds
Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 through April 30, 2012).

Actual expenses:
The first line of each Fund in the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder.  You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above.  In addition, your ending account value would be lower by the amount of these fees.  Note that the expenses shown in the table are meant to highlight your ongoing costs only.  The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2011	Ending account value 4/30/2012	Expenses paid during period*	Annualized expense ratio
Capital Core Municipal Fund actual return	$ 1,000.00	$ 1,034.30	$ 2.02	.40%
assumed 5% return	1,000.00	1,022.90	2.01	.40%
Capital Short-Term Municipal Fund actual return	1,000.00	1,017.30	2.01	.40%
assumed 5% return	1,000.00	1,022.90	2.01	.40%
Capital California Core Municipal Fund actual return	1,000.00	1,038.90	2.03	.40%
assumed 5% return	1,000.00	1,022.90	2.01	.40%
Capital California Short-Term Municipal Fund actual return	1,000.00	1,021.00	2.01	.40%
assumed 5% return	1,000.00	1,022.90	2.01	.40%
Capital Core Bond Fund actual return	1,000.00	1,020.00	2.01	.40%
assumed 5% return	1,000.00	1,022.90	2.01	.40%
Capital Global Equity Fund actual return	1,000.00	1,073.30	4.38	.85%
assumed 5% return	1,000.00	1,020.60	4.27	.85%
Capital Non-U.S. Equity Fund actual return	1,000.00	1,060.30	4.35	.85%
assumed 5% return	1,000.00	1,020.60	4.27	.85%
Capital U.S. Equity Fund actual return	1,000.00	1,094.30	3.38	.65%
assumed 5% return	1,000.00	1,021.60	3.27	.65%

* Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

Capital Private Client Services Funds
Approval of investment advisory and service agreement (unaudited)

Approval of amended and restated investment advisory and service agreement

The Funds’ Board of Trustees (the “Board”) has approved the Funds’ Amended and Restated Investment Advisory and Service Agreement (the “Agreement”) with Capital Guardian Trust Company (“CGTC”) for an additional one year term through March 31, 2013. The Board approved the Agreement following the recommendation of the Funds’ Contracts Committee (the “Committee”), which is composed of all of the Funds’ independent board members. The Board and the Committee determined that the Funds’ fee structure was fair and reasonable in relation to the services provided and that approving the Agreement was in the best interests of the Funds and their shareholders.

In reaching this decision, the Board and the Committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services The Board and the Committee considered the depth and quality of CGTC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities; and the impact of current market conditions on CGTC. The Board and the Committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CGTC to the Funds under the Agreement and other agreements. The Board and the Committee concluded that the nature, extent and quality of the services provided by CGTC have benefitted the Funds and their shareholders.

2. Investment results The Board and the Committee considered the investment results of the Funds in light of their objectives. They compared each Fund’s total returns with those of their relevant Lipper indices and market data such as relevant market indices, in each case as available at the time of the related Board and Committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the Funds’ investment results. The Board and the Committee concluded that the Funds’ results have been satisfactory and that CGTC’s record in managing the Funds indicated that its continued management should benefit the Funds and their shareholders.

3. Advisory fees and total expenses The Board and the Committee compared the advisory fees and total expenses of the Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund (collectively the “Fixed Income Funds”) (each as a percentage of average net assets) to those of other relevant funds. They observed that the advisory fees and expenses of each Fixed Income Fund remain at or below those of most other relevant funds (except the advisory fee for the Capital Core Municipal Fund, which is slightly above the average of the other relevant funds). The Board and the Committee also noted however, that CGTC would cap each Fund’s total expenses at .40% of average daily net assets for another year, which is less than the total expenses of the other relevant funds.

For Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund (collectively the “Equity Funds”) the Agreement provides that the Equity Funds pay CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the Funds’ independent trustees (including their independent legal counsel) and extraordinary expenses, such as litigation expenses.  Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging and supervising third parties that provide such services. The Board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee for an Equity Fund cannot be increased without a vote of its shareholders, it shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, it allows shareholder to more easily compare the total expenses of the Equity Funds with the total expenses of other mutual funds.  In reviewing the unified management fee for the Equity Funds the Board and the Committee compared the unified management fees of the Equity Funds to the total expense ratios and the advisory fees of similar funds managed by other investment advisers.  They also considered the estimated portion of the unified fee that was retained by CGTC after payment of certain administrative services fees to State Street Bank and Trust Company.  They observed that the total expenses of the Equity Funds remain at or below those of most other relevant funds.

The Board and the Committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the Funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the Funds due to the sizes of the accounts and the clients’ overall relationships with CGTC. The Board and the Committee concluded that each Fund’s cost structure was fair and reasonable in relation to the services to be provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the Funds.

4. Ancillary benefits The Board and the Committee considered a variety of other benefits that CGTC and its affiliates recieve as a result of CGTC’s relationship with the Funds, including fees for administrative services paid to CGTC’s Capital Group Private Client Services division and possible ancillary benefits to CGTC and its affiliates. The Board and the Committee reviewed CGTC’s portfolio trading practices, noting that while CGTC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The Board and the Committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CGTC by the Funds.

5. Adviser financial information The Board and the Committee reviewed information regarding CGTC’s costs of providing services to the Funds, including personnel, systems and resources of investment, compliance, trading and other administrative operations. They considered CGTC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s investment professionals. The Board and the Committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CGTC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CGTC’s reimbursement of Fund expenses through voluntary fee caps. The Board and the Committee concluded that each Fund’s fee structure reflected a reasonable sharing of benefits between CGTC and Fund shareholders.

Capital Private Client Services Funds

Offices of the funds and of the investment adviser Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406
Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4966 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Private Client Services at 800-421-4996. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: June 29, 2012

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: June 29, 2012